UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Utilities Portfolio VIP Utilities Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$354,891,254
Number of Holdings	42
Portfolio Turnover	49%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	66.3
Multi-Utilities	19.7
Independent Power and Renewable Electricity Producers	6.5
Electrical Equipment	2.1
Construction & Engineering	1.7
Commercial Services & Supplies	0.3
Machinery	0.3
Semiconductors & Semiconductor Equipment	0.3
Oil, Gas & Consumable Fuels	0.2
Electronic Equipment, Instruments & Components	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Germany - 0.4
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.9
American Electric Power Co Inc	6.8
Duke Energy Corp	5.9
Sempra	5.5
Constellation Energy Corp	5.3
Entergy Corp	5.1
Xcel Energy Inc	4.9
Vistra Corp	4.7
NRG Energy Inc	4.6
CenterPoint Energy Inc	3.9
59.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915975.102    1480-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Utilities Portfolio VIP Utilities Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$354,891,254
Number of Holdings	42
Portfolio Turnover	49%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	66.3
Multi-Utilities	19.7
Independent Power and Renewable Electricity Producers	6.5
Electrical Equipment	2.1
Construction & Engineering	1.7
Commercial Services & Supplies	0.3
Machinery	0.3
Semiconductors & Semiconductor Equipment	0.3
Oil, Gas & Consumable Fuels	0.2
Electronic Equipment, Instruments & Components	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Germany - 0.4
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.9
American Electric Power Co Inc	6.8
Duke Energy Corp	5.9
Sempra	5.5
Constellation Energy Corp	5.3
Entergy Corp	5.1
Xcel Energy Inc	4.9
Vistra Corp	4.7
NRG Energy Inc	4.6
CenterPoint Energy Inc	3.9
59.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915976.102    905-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Technology Portfolio VIP Technology Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.80%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,888,372,047
Number of Holdings	101
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	52.6
Technology Hardware, Storage & Peripherals	13.9
Software	13.2
IT Services	6.3
Communications Equipment	4.8
Broadline Retail	1.9
Electronic Equipment, Instruments & Components	1.0
Interactive Media & Services	1.0
Entertainment	0.6
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.5
Preferred Stocks - 3.4
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Netherlands - 6.3
Canada - 1.0
Taiwan - 0.8
United Kingdom - 0.1
India - 0.1
China - 0.1
France - 0.0
Israel - 0.0
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.1
Apple Inc	9.8
Marvell Technology Inc	5.1
Cisco Systems Inc	4.8
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.2
GlobalFoundries Inc	4.1
Western Digital Corp	4.0
Broadcom Inc	3.4
Microsoft Corp	3.0
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915956.102    7361-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Technology Portfolio VIP Technology Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.62%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,888,372,047
Number of Holdings	101
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	52.6
Technology Hardware, Storage & Peripherals	13.9
Software	13.2
IT Services	6.3
Communications Equipment	4.8
Broadline Retail	1.9
Electronic Equipment, Instruments & Components	1.0
Interactive Media & Services	1.0
Entertainment	0.6
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.5
Preferred Stocks - 3.4
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Netherlands - 6.3
Canada - 1.0
Taiwan - 0.8
United Kingdom - 0.1
India - 0.1
China - 0.1
France - 0.0
Israel - 0.0
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.1
Apple Inc	9.8
Marvell Technology Inc	5.1
Cisco Systems Inc	4.8
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.2
GlobalFoundries Inc	4.1
Western Digital Corp	4.0
Broadcom Inc	3.4
Microsoft Corp	3.0
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915955.102    1479-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Technology Portfolio VIP Technology Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.55%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,888,372,047
Number of Holdings	101
Portfolio Turnover	62%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	52.6
Technology Hardware, Storage & Peripherals	13.9
Software	13.2
IT Services	6.3
Communications Equipment	4.8
Broadline Retail	1.9
Electronic Equipment, Instruments & Components	1.0
Interactive Media & Services	1.0
Entertainment	0.6
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.5
Preferred Stocks - 3.4
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Netherlands - 6.3
Canada - 1.0
Taiwan - 0.8
United Kingdom - 0.1
India - 0.1
China - 0.1
France - 0.0
Israel - 0.0
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.1
Apple Inc	9.8
Marvell Technology Inc	5.1
Cisco Systems Inc	4.8
NXP Semiconductors NV	4.4
ON Semiconductor Corp	4.2
GlobalFoundries Inc	4.1
Western Digital Corp	4.0
Broadcom Inc	3.4
Microsoft Corp	3.0
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915957.102    913-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Real Estate Portfolio VIP Real Estate Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Health Care REITs	15.2
Retail REITs	13.7
Industrial REITs	13.1
Residential REITs	11.2
Real Estate Management & Development	7.9
Hotel & Resort REITs	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	10.2
Prologis Inc	8.6
Ventas Inc	8.0
American Tower Corp	7.4
Welltower Inc	6.6
Jones Lang LaSalle Inc	5.2
Iron Mountain Inc	4.5
Extra Space Storage Inc	4.3
AvalonBay Communities Inc	3.8
Tanger Inc	3.5
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916049.102    1157-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Real Estate Portfolio VIP Real Estate Portfolio Service Class

This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.70%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Health Care REITs	15.2
Retail REITs	13.7
Industrial REITs	13.1
Residential REITs	11.2
Real Estate Management & Development	7.9
Hotel & Resort REITs	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	10.2
Prologis Inc	8.6
Ventas Inc	8.0
American Tower Corp	7.4
Welltower Inc	6.6
Jones Lang LaSalle Inc	5.2
Iron Mountain Inc	4.5
Extra Space Storage Inc	4.3
AvalonBay Communities Inc	3.8
Tanger Inc	3.5
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916048.102    1156-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Real Estate Portfolio VIP Real Estate Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Health Care REITs	15.2
Retail REITs	13.7
Industrial REITs	13.1
Residential REITs	11.2
Real Estate Management & Development	7.9
Hotel & Resort REITs	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	10.2
Prologis Inc	8.6
Ventas Inc	8.0
American Tower Corp	7.4
Welltower Inc	6.6
Jones Lang LaSalle Inc	5.2
Iron Mountain Inc	4.5
Extra Space Storage Inc	4.3
AvalonBay Communities Inc	3.8
Tanger Inc	3.5
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916050.102    1469-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Real Estate Portfolio VIP Real Estate Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$349,010,364
Number of Holdings	34
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Health Care REITs	15.2
Retail REITs	13.7
Industrial REITs	13.1
Residential REITs	11.2
Real Estate Management & Development	7.9
Hotel & Resort REITs	2.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	10.2
Prologis Inc	8.6
Ventas Inc	8.0
American Tower Corp	7.4
Welltower Inc	6.6
Jones Lang LaSalle Inc	5.2
Iron Mountain Inc	4.5
Extra Space Storage Inc	4.3
AvalonBay Communities Inc	3.8
Tanger Inc	3.5
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916047.102    1155-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Materials Portfolio VIP Materials Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.72%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$84,895,960
Number of Holdings	53
Portfolio Turnover	106%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	53.0
Metals & Mining	30.8
Construction Materials	10.3
Containers & Packaging	7.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 101.3
Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 7.6
Brazil - 1.0
Zambia - 0.7

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	6.6
Freeport-McMoRan Inc	6.2
Newmont Corp	5.5
Nucor Corp	4.4
Corteva Inc	4.3
Air Products and Chemicals Inc	4.0
CRH PLC	4.0
Sherwin-Williams Co/The	3.7
Albemarle Corp	3.7
60.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916121.102    1842-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Materials Portfolio VIP Materials Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.64%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$84,895,960
Number of Holdings	53
Portfolio Turnover	106%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	53.0
Metals & Mining	30.8
Construction Materials	10.3
Containers & Packaging	7.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 101.3
Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 7.6
Brazil - 1.0
Zambia - 0.7

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	6.6
Freeport-McMoRan Inc	6.2
Newmont Corp	5.5
Nucor Corp	4.4
Corteva Inc	4.3
Air Products and Chemicals Inc	4.0
CRH PLC	4.0
Sherwin-Williams Co/The	3.7
Albemarle Corp	3.7
60.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916120.102    1841-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Industrials Portfolio VIP Industrials Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$460,942,225
Number of Holdings	53
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.6
Machinery	25.0
Electrical Equipment	14.7
Building Products	9.1
Ground Transportation	5.8
Construction & Engineering	5.4
Trading Companies & Distributors	2.9
Commercial Services & Supplies	2.8
Industrial Conglomerates	1.6
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.3
GE Vernova Inc	7.3
Boeing Co	5.5
Trane Technologies PLC	4.9
Howmet Aerospace Inc	4.6
Parker-Hannifin Corp	4.1
Eaton Corp PLC	3.5
Caterpillar Inc	3.4
Quanta Services Inc	3.0
Cummins Inc	2.7
47.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916034.102    1475-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Industrials Portfolio VIP Industrials Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$460,942,225
Number of Holdings	53
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.6
Machinery	25.0
Electrical Equipment	14.7
Building Products	9.1
Ground Transportation	5.8
Construction & Engineering	5.4
Trading Companies & Distributors	2.9
Commercial Services & Supplies	2.8
Industrial Conglomerates	1.6
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.3
GE Vernova Inc	7.3
Boeing Co	5.5
Trane Technologies PLC	4.9
Howmet Aerospace Inc	4.6
Parker-Hannifin Corp	4.1
Eaton Corp PLC	3.5
Caterpillar Inc	3.4
Quanta Services Inc	3.0
Cummins Inc	2.7
47.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916035.102    970-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Health Care Portfolio VIP Health Care Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.84%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,155,832,502
Number of Holdings	140
Portfolio Turnover	96%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	38.1
Pharmaceuticals	25.8
Life Sciences Tools & Services	19.5
Health Care Providers & Services	10.5
Health Care Equipment & Supplies	4.6
Health Care Technology	0.6
Chemicals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Netherlands - 2.8
Denmark - 2.3
Belgium - 1.6
Canada - 1.0
France - 0.6
United Kingdom - 0.3
Israel - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.9
Danaher Corp	6.5
Thermo Fisher Scientific Inc	5.1
Johnson & Johnson	4.7
UnitedHealth Group Inc	3.9
AbbVie Inc	3.0
Ascendis Pharma A/S	2.3
Alnylam Pharmaceuticals Inc	2.1
Argenx SE ADR	2.0
Merck & Co Inc	1.9
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915961.102    1021-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Health Care Portfolio VIP Health Care Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,155,832,502
Number of Holdings	140
Portfolio Turnover	96%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	38.1
Pharmaceuticals	25.8
Life Sciences Tools & Services	19.5
Health Care Providers & Services	10.5
Health Care Equipment & Supplies	4.6
Health Care Technology	0.6
Chemicals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Netherlands - 2.8
Denmark - 2.3
Belgium - 1.6
Canada - 1.0
France - 0.6
United Kingdom - 0.3
Israel - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.9
Danaher Corp	6.5
Thermo Fisher Scientific Inc	5.1
Johnson & Johnson	4.7
UnitedHealth Group Inc	3.9
AbbVie Inc	3.0
Ascendis Pharma A/S	2.3
Alnylam Pharmaceuticals Inc	2.1
Argenx SE ADR	2.0
Merck & Co Inc	1.9
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915962.102    1477-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Health Care Portfolio VIP Health Care Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.59%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,155,832,502
Number of Holdings	140
Portfolio Turnover	96%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	38.1
Pharmaceuticals	25.8
Life Sciences Tools & Services	19.5
Health Care Providers & Services	10.5
Health Care Equipment & Supplies	4.6
Health Care Technology	0.6
Chemicals	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 1.2
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.3
Netherlands - 2.8
Denmark - 2.3
Belgium - 1.6
Canada - 1.0
France - 0.6
United Kingdom - 0.3
Israel - 0.1
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	7.9
Danaher Corp	6.5
Thermo Fisher Scientific Inc	5.1
Johnson & Johnson	4.7
UnitedHealth Group Inc	3.9
AbbVie Inc	3.0
Ascendis Pharma A/S	2.3
Alnylam Pharmaceuticals Inc	2.1
Argenx SE ADR	2.0
Merck & Co Inc	1.9
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915963.102    942-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Financials Portfolio VIP Financials Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$275,641,924
Number of Holdings	64
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.7
Capital Markets	26.3
Insurance	18.1
Financial Services	13.4
Consumer Finance	4.4
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 1.8
Australia - 0.8
Puerto Rico - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
France - 0.7
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.1
Bank of America Corp	7.9
Wells Fargo & Co	6.9
Citigroup Inc	4.1
Charles Schwab Corp/The	4.0
Reinsurance Group of America Inc	3.7
State Street Corp	3.7
Morgan Stanley	2.7
Chubb Ltd	2.5
KKR & Co Inc Class A	2.2
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916032.102    7360-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Financials Portfolio VIP Financials Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$275,641,924
Number of Holdings	64
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.7
Capital Markets	26.3
Insurance	18.1
Financial Services	13.4
Consumer Finance	4.4
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 1.8
Australia - 0.8
Puerto Rico - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
France - 0.7
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.1
Bank of America Corp	7.9
Wells Fargo & Co	6.9
Citigroup Inc	4.1
Charles Schwab Corp/The	4.0
Reinsurance Group of America Inc	3.7
State Street Corp	3.7
Morgan Stanley	2.7
Chubb Ltd	2.5
KKR & Co Inc Class A	2.2
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916031.102    1476-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Financials Portfolio VIP Financials Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$275,641,924
Number of Holdings	64
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Banks	36.7
Capital Markets	26.3
Insurance	18.1
Financial Services	13.4
Consumer Finance	4.4
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
United Kingdom - 1.8
Australia - 0.8
Puerto Rico - 0.8
Grand Cayman (UK Overseas Ter) - 0.7
France - 0.7
Mexico - 0.5

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.1
Bank of America Corp	7.9
Wells Fargo & Co	6.9
Citigroup Inc	4.1
Charles Schwab Corp/The	4.0
Reinsurance Group of America Inc	3.7
State Street Corp	3.7
Morgan Stanley	2.7
Chubb Ltd	2.5
KKR & Co Inc Class A	2.2
45.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916033.102    947-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Energy Portfolio VIP Energy Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.84%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$599,837,562
Number of Holdings	36
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	78.2
Energy Equipment & Services	19.5
Independent Power and Renewable Electricity Producers	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 7.3
United Kingdom - 4.5
Norway - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	23.5
Chevron Corp	10.7
Marathon Petroleum Corp	5.6
Cenovus Energy Inc	4.5
Valero Energy Corp	4.4
TechnipFMC PLC	4.3
Cheniere Energy Inc	3.9
Energy Transfer LP	3.9
Targa Resources Corp	3.7
Baker Hughes Co Class A	3.7
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915958.102    1438-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Energy Portfolio VIP Energy Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$599,837,562
Number of Holdings	36
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	78.2
Energy Equipment & Services	19.5
Independent Power and Renewable Electricity Producers	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 7.3
United Kingdom - 4.5
Norway - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	23.5
Chevron Corp	10.7
Marathon Petroleum Corp	5.6
Cenovus Energy Inc	4.5
Valero Energy Corp	4.4
TechnipFMC PLC	4.3
Cheniere Energy Inc	3.9
Energy Transfer LP	3.9
Targa Resources Corp	3.7
Baker Hughes Co Class A	3.7
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915959.102    1478-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Energy Portfolio VIP Energy Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$599,837,562
Number of Holdings	36
Portfolio Turnover	43%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	78.2
Energy Equipment & Services	19.5
Independent Power and Renewable Electricity Producers	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.7
Canada - 7.3
United Kingdom - 4.5
Norway - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	23.5
Chevron Corp	10.7
Marathon Petroleum Corp	5.6
Cenovus Energy Inc	4.5
Valero Energy Corp	4.4
TechnipFMC PLC	4.3
Cheniere Energy Inc	3.9
Energy Transfer LP	3.9
Targa Resources Corp	3.7
Baker Hughes Co Class A	3.7
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915960.102    930-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$230,998,318
Number of Holdings	49
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Consumer Staples Distribution & Retail	30.9
Beverages	27.2
Household Products	15.4
Food Products	12.1
Tobacco	6.6
Personal Care Products	6.6
Broadline Retail	1.0
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
United Kingdom - 5.9
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	12.8
Procter & Gamble Co/The	10.6
Costco Wholesale Corp	8.9
Walmart Inc	8.2
Keurig Dr Pepper Inc	6.1
Kenvue Inc	4.7
Mondelez International Inc	4.4
Target Corp	3.8
British American Tobacco PLC ADR	3.1
Philip Morris International Inc	2.8
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916119.102    7359-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$230,998,318
Number of Holdings	49
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Consumer Staples Distribution & Retail	30.9
Beverages	27.2
Household Products	15.4
Food Products	12.1
Tobacco	6.6
Personal Care Products	6.6
Broadline Retail	1.0
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
United Kingdom - 5.9
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	12.8
Procter & Gamble Co/The	10.6
Costco Wholesale Corp	8.9
Walmart Inc	8.2
Keurig Dr Pepper Inc	6.1
Kenvue Inc	4.7
Mondelez International Inc	4.4
Target Corp	3.8
British American Tobacco PLC ADR	3.1
Philip Morris International Inc	2.8
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916118.102    1840-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.61%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$230,998,318
Number of Holdings	49
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Consumer Staples Distribution & Retail	30.9
Beverages	27.2
Household Products	15.4
Food Products	12.1
Tobacco	6.6
Personal Care Products	6.6
Broadline Retail	1.0
Financial Services	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.1
United Kingdom - 5.9
Italy - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	12.8
Procter & Gamble Co/The	10.6
Costco Wholesale Corp	8.9
Walmart Inc	8.2
Keurig Dr Pepper Inc	6.1
Kenvue Inc	4.7
Mondelez International Inc	4.4
Target Corp	3.8
British American Tobacco PLC ADR	3.1
Philip Morris International Inc	2.8
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916117.102    1839-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.86%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$213,709,687
Number of Holdings	60
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	24.7
Broadline Retail	24.3
Hotels, Restaurants & Leisure	18.3
Automobiles	18.2
Household Durables	6.1
Textiles, Apparel & Luxury Goods	3.4
Automobile Components	1.9
Consumer Staples Distribution & Retail	1.8
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Canada - 2.4
Brazil - 0.9
France - 0.3
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	21.6
Tesla Inc	16.5
Home Depot Inc/The	4.4
Lowe's Cos Inc	4.1
McDonald's Corp	3.2
Hilton Worldwide Holdings Inc	3.0
TJX Cos Inc/The	3.0
Somnigroup International Inc	2.4
Dick's Sporting Goods Inc	2.0
Ross Stores Inc	1.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916037.102    7358-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$213,709,687
Number of Holdings	60
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	24.7
Broadline Retail	24.3
Hotels, Restaurants & Leisure	18.3
Automobiles	18.2
Household Durables	6.1
Textiles, Apparel & Luxury Goods	3.4
Automobile Components	1.9
Consumer Staples Distribution & Retail	1.8
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Canada - 2.4
Brazil - 0.9
France - 0.3
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	21.6
Tesla Inc	16.5
Home Depot Inc/The	4.4
Lowe's Cos Inc	4.1
McDonald's Corp	3.2
Hilton Worldwide Holdings Inc	3.0
TJX Cos Inc/The	3.0
Somnigroup International Inc	2.4
Dick's Sporting Goods Inc	2.0
Ross Stores Inc	1.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916036.102    1474-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.61%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$213,709,687
Number of Holdings	60
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	24.7
Broadline Retail	24.3
Hotels, Restaurants & Leisure	18.3
Automobiles	18.2
Household Durables	6.1
Textiles, Apparel & Luxury Goods	3.4
Automobile Components	1.9
Consumer Staples Distribution & Retail	1.8
Construction Materials	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
Canada - 2.4
Brazil - 0.9
France - 0.3
Switzerland - 0.1

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	21.6
Tesla Inc	16.5
Home Depot Inc/The	4.4
Lowe's Cos Inc	4.1
McDonald's Corp	3.2
Hilton Worldwide Holdings Inc	3.0
TJX Cos Inc/The	3.0
Somnigroup International Inc	2.4
Dick's Sporting Goods Inc	2.0
Ross Stores Inc	1.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916038.102    991-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Communication Services Portfolio VIP Communication Services Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.68%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$373,981,412
Number of Holdings	50
Portfolio Turnover	141%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	44.6
Entertainment	32.9
Media	6.4
Broadline Retail	4.9
Diversified Telecommunication Services	3.9
Semiconductors & Semiconductor Equipment	2.5
Technology Hardware, Storage & Peripherals	2.1
Software	1.0
Specialty Retail	0.9
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
Taiwan - 0.7
Korea (South) - 0.7
Netherlands - 0.5
Japan - 0.5
China - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.8
Meta Platforms Inc Class A	18.3
Walt Disney Co/The	5.6
Amazon.com Inc	4.9
Take-Two Interactive Software Inc	4.2
ROBLOX Corp Class A	4.2
Netflix Inc	4.0
Warner Bros Discovery Inc	3.3
Live Nation Entertainment Inc	3.2
Lionsgate Studios Corp	2.1
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916123.102    1844-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Communication Services Portfolio VIP Communication Services Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.60%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$373,981,412
Number of Holdings	50
Portfolio Turnover	141%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	44.6
Entertainment	32.9
Media	6.4
Broadline Retail	4.9
Diversified Telecommunication Services	3.9
Semiconductors & Semiconductor Equipment	2.5
Technology Hardware, Storage & Peripherals	2.1
Software	1.0
Specialty Retail	0.9
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
Taiwan - 0.7
Korea (South) - 0.7
Netherlands - 0.5
Japan - 0.5
China - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.8
Meta Platforms Inc Class A	18.3
Walt Disney Co/The	5.6
Amazon.com Inc	4.9
Take-Two Interactive Software Inc	4.2
ROBLOX Corp Class A	4.2
Netflix Inc	4.0
Warner Bros Discovery Inc	3.3
Live Nation Entertainment Inc	3.2
Lionsgate Studios Corp	2.1
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916122.102    1843-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Communication Services Portfolio VIP Communication Services Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.85%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$373,981,412
Number of Holdings	50
Portfolio Turnover	141%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	44.6
Entertainment	32.9
Media	6.4
Broadline Retail	4.9
Diversified Telecommunication Services	3.9
Semiconductors & Semiconductor Equipment	2.5
Technology Hardware, Storage & Peripherals	2.1
Software	1.0
Specialty Retail	0.9
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.2
Taiwan - 0.7
Korea (South) - 0.7
Netherlands - 0.5
Japan - 0.5
China - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	24.8
Meta Platforms Inc Class A	18.3
Walt Disney Co/The	5.6
Amazon.com Inc	4.9
Take-Two Interactive Software Inc	4.2
ROBLOX Corp Class A	4.2
Netflix Inc	4.0
Warner Bros Discovery Inc	3.3
Live Nation Entertainment Inc	3.2
Lionsgate Studios Corp	2.1
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919225.101    9071-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Industrials Portfolio VIP Industrials Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.84%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$460,942,225
Number of Holdings	53
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	29.6
Machinery	25.0
Electrical Equipment	14.7
Building Products	9.1
Ground Transportation	5.8
Construction & Engineering	5.4
Trading Companies & Distributors	2.9
Commercial Services & Supplies	2.8
Industrial Conglomerates	1.6
Others	2.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
United Kingdom - 0.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	8.3
GE Vernova Inc	7.3
Boeing Co	5.5
Trane Technologies PLC	4.9
Howmet Aerospace Inc	4.6
Parker-Hannifin Corp	4.1
Eaton Corp PLC	3.5
Caterpillar Inc	3.4
Quanta Services Inc	3.0
Cummins Inc	2.7
47.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919230.101    9072-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Materials Portfolio VIP Materials Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.90%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$84,895,960
Number of Holdings	53
Portfolio Turnover	106%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	53.0
Metals & Mining	30.8
Construction Materials	10.3
Containers & Packaging	7.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 101.3
Short-Term Investments and Net Other Assets (Liabilities) - (1.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 7.6
Brazil - 1.0
Zambia - 0.7

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	17.9
Ecolab Inc	6.6
Freeport-McMoRan Inc	6.2
Newmont Corp	5.5
Nucor Corp	4.4
Corteva Inc	4.3
Air Products and Chemicals Inc	4.0
CRH PLC	4.0
Sherwin-Williams Co/The	3.7
Albemarle Corp	3.7
60.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919235.101    9073-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Utilities Portfolio VIP Utilities Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.84%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$354,891,254
Number of Holdings	42
Portfolio Turnover	49%
What did the Fund invest in?
(as of June 30, 2026)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	66.3
Multi-Utilities	19.7
Independent Power and Renewable Electricity Producers	6.5
Electrical Equipment	2.1
Construction & Engineering	1.7
Commercial Services & Supplies	0.3
Machinery	0.3
Semiconductors & Semiconductor Equipment	0.3
Oil, Gas & Consumable Fuels	0.2
Electronic Equipment, Instruments & Components	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Germany - 0.4
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	12.9
American Electric Power Co Inc	6.8
Duke Energy Corp	5.9
Sempra	5.5
Constellation Energy Corp	5.3
Entergy Corp	5.1
Xcel Energy Inc	4.9
Vistra Corp	4.7
NRG Energy Inc	4.6
CenterPoint Energy Inc	3.9
59.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919240.101    9074-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Utilities Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Utilities Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp (United States)	7,200	733,392
GERMANY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG	8,200	1,563,260
UNITED STATES - 96.9%
Industrials - 4.0%
Commercial Services & Supplies - 0.3%
Waste Connections Inc (United States)	6,600	1,100,154
Construction & Engineering - 1.7%
Centuri Holdings Inc (b)	20,078	607,159
Comfort Systems USA Inc	400	792,780
MasTec Inc (b)	5,800	2,413,148
Quanta Services Inc	3,175	2,286,127
		6,099,214
Electrical Equipment - 1.7%
Bloom Energy Corp Class A (b)	2,700	817,290
Fluence Energy Inc Class A (b)	21,900	435,372
GE Vernova Inc	1,700	1,997,262
Nextpower Inc Class A (b)	22,900	2,728,306
		5,978,230
Machinery - 0.3%
Caterpillar Inc	1,000	1,064,900
TOTAL INDUSTRIALS		14,242,498
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd (b)	2,900	470,003
Semiconductors & Semiconductor Equipment - 0.3%
Monolithic Power Systems Inc	700	967,652
TOTAL INFORMATION TECHNOLOGY		1,437,655
Utilities - 92.5%
Electric Utilities - 66.3%
Alliant Energy Corp	160,700	12,259,803
American Electric Power Co Inc	177,633	24,301,971
Constellation Energy Corp	75,940	18,861,218
Duke Energy Corp	165,279	20,921,016
Entergy Corp	156,552	17,981,563
Evergy Inc	122,839	10,616,975
Exelon Corp	69,800	3,254,076
IDACORP Inc (a)	34,400	5,204,720
NextEra Energy Inc	518,968	45,549,821
NRG Energy Inc	112,835	16,480,680
OGE Energy Corp	11,200	544,992
Oklo Inc Class A (b)	7,900	413,407
PG&E Corp	701,238	11,794,823
Pinnacle West Capital Corp	41,340	4,423,380
PPL Corp	330,799	12,024,544
Southern Co/The	137,588	13,168,547
Xcel Energy Inc	215,090	17,271,727
		235,073,263
Independent Power and Renewable Electricity Producers - 6.5%
Fervo Energy Co Class A (a)(b)	55,800	1,631,034
Ormat Technologies Inc (a)	11,100	1,208,790
Talen Energy Corp (b)	8,802	3,382,257
Vistra Corp	106,134	16,836,036
		23,058,117
Multi-Utilities - 19.7%
Ameren Corp	117,100	13,236,984
CenterPoint Energy Inc	312,470	13,761,179
Dominion Energy Inc	168,222	11,487,880
NiSource Inc	255,838	12,165,097
Sempra	207,989	19,282,660
		69,933,800
TOTAL UTILITIES		328,065,180
TOTAL UNITED STATES		343,745,333
TOTAL COMMON STOCKS (Cost $241,380,348)		346,041,985

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	8,697,293	8,699,032
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	7,456,380	7,457,126
TOTAL MONEY MARKET FUNDS (Cost $16,156,117)			16,156,158

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $257,536,465)	362,198,143
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(7,306,889)
NET ASSETS - 100.0%	354,891,254

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,690,996	47,334,522	47,326,527	148,687	(184)	225	8,699,032	8,697,293	0.0%
Fidelity Securities Lending Cash Central Fund	219,751	40,964,699	33,727,324	2,125	-	-	7,457,126	7,456,380	0.0%
Total	8,910,747	88,299,221	81,053,851	150,812	(184)	225	16,156,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	733,392	733,392	-	-
Industrials	15,805,758	14,242,498	1,563,260	-
Information Technology	1,437,655	1,437,655	-	-
Utilities	328,065,180	328,065,180	-	-

Money Market Funds	16,156,158	16,156,158	-	-
Total Investments in Securities:	362,198,143	360,634,883	1,563,260	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,980,525) - See accompanying schedule:
Unaffiliated issuers (cost $241,380,348)	$346,041,985
Fidelity Central Funds (cost $16,156,117)	16,156,158

Total Investment in Securities (cost $257,536,465)		$362,198,143
Foreign currency held at value (cost $137)		135
Receivable for fund shares sold		294,696
Dividends receivable		400,143
Distributions receivable from Fidelity Central Funds		17,605
Total assets		362,910,722
Liabilities
Payable for investments purchased	$261,296
Payable for fund shares redeemed	89,278
Accrued management fee	187,128
Distribution and service plan fees payable	137
Other payables and accrued expenses	24,504
Collateral on securities loaned	7,457,125
Total liabilities		8,019,468
Net Assets		$354,891,254
Net Assets consist of:
Paid in capital		$237,388,673
Total accumulated earnings (loss)		117,502,581
Net Assets		$354,891,254

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($65,429,517 ÷ 2,441,685 shares)		$26.80
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($776,441 ÷ 29,062 shares)		$26.72
Investor Class :
Net Asset Value, offering price and redemption price per share ($288,685,296 ÷ 10,881,534 shares)		$26.53
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$3,792,999
Income from Fidelity Central Funds (including $2,125 from security lending)		150,812
Security lending		292
Total income		3,944,103
Expenses
Management fee	$1,142,629
Distribution and service plan fees	299
Custodian fees and expenses	3,079
Independent trustees' fees and expenses	400
Audit fees	22,846
Legal	1,382
Miscellaneous	525
Total expenses		1,171,160
Net Investment income (loss)		2,772,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,045,511
Fidelity Central Funds	(184)
Foreign currency transactions	(990)
Total net realized gain (loss)		11,044,337
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,709,421
Fidelity Central Funds	225
Assets and liabilities in foreign currencies	(207)
Total change in net unrealized appreciation (depreciation)		10,709,439
Net gain (loss)		21,753,776
Net increase (decrease) in net assets resulting from operations		$24,526,719
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,772,943	$6,039,882
Net realized gain (loss)	11,044,337	18,388,769
Change in net unrealized appreciation (depreciation)	10,709,439	17,778,043
Net increase (decrease) in net assets resulting from operations	24,526,719	42,206,694
Distributions to shareholders	(14,263,912)	(18,672,906)

Share transactions - net increase (decrease)	9,354,904	(5,366,424)
Total increase (decrease) in net assets	19,617,711	18,167,364

Net Assets
Beginning of period	335,273,543	317,106,179
End of period	$354,891,254	$335,273,543

Financial Highlights
VIP Utilities Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.01	$24.17	$20.23	$21.53	$20.80	$18.05
Income from Investment Operations
Net investment income (loss) A,B	.22	.49	.51	.44	.38	.40
Net realized and unrealized gain (loss)	1.70	2.85	5.05	(.71)	.75	2.71
Total from investment operations	1.92	3.34	5.56	(.27)	1.13	3.11
Distributions from net investment income	(.11)	(.47)	(.45)	(.46)	(.34)	(.36)
Distributions from net realized gain	(1.02)	(1.03)	(1.17)	(.58)	(.06)	-
Total distributions	(1.13)	(1.50)	(1.62)	(1.03) C	(.40)	(.36)
Net asset value, end of period	$26.80	$26.01	$24.17	$20.23	$21.53	$20.80
Total Return D,E,F	7.62%	14.11%	29.00%	(1.08)%	5.47%	17.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.60%	.61%	.65%	.64%	.65%
Expenses net of fee waivers, if any	.60 % I	.60%	.61%	.64%	.64%	.65%
Expenses net of all reductions, if any	.60% I	.60%	.61%	.64%	.64%	.65%
Net investment income (loss)	1.63% I	1.94%	2.29%	2.18%	1.81%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$65,430	$58,721	$47,664	$33,579	$48,029	$29,279
Portfolio turnover rate J	49 % I	99%	77%	71%	53%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Utilities Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$25.96	$23.85
Income from Investment Operations
Net investment income (loss) B,C	.18	.31
Net realized and unrealized gain (loss)	1.69	2.66
Total from investment operations	1.87	2.97
Distributions from net investment income	(.10)	(.40)
Distributions from net realized gain	(1.02)	(.46)
Total distributions	(1.11) D	(.86)
Net asset value, end of period	$26.72	$25.96
Total Return E,F	7.48%	12.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.84% I	.85% I
Expenses net of fee waivers, if any	.84 % I	.85% I
Expenses net of all reductions, if any	.84% I	.85% I
Net investment income (loss)	1.39% I	1.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$776	$109
Portfolio turnover rate J	49 % I	99%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Utilities Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.77	$23.95	$20.07	$21.36	$20.64	$17.92
Income from Investment Operations
Net investment income (loss) A,B	.20	.47	.49	.42	.36	.38
Net realized and unrealized gain (loss)	1.68	2.83	5.00	(.69)	.74	2.69
Total from investment operations	1.88	3.30	5.49	(.27)	1.10	3.07
Distributions from net investment income	(.11)	(.44)	(.45)	(.44)	(.32)	(.35)
Distributions from net realized gain	(1.02)	(1.03)	(1.17)	(.58)	(.06)	-
Total distributions	(1.12) C	(1.48) C	(1.61) C	(1.02)	(.38)	(.35)
Net asset value, end of period	$26.53	$25.77	$23.95	$20.07	$21.36	$20.64
Total Return D,E,F	7.56%	14.03%	28.89%	(1.12)%	5.39%	17.30%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.68%	.69%	.73%	.72%	.73%
Expenses net of fee waivers, if any	.68 % I	.68%	.69%	.72%	.72%	.73%
Expenses net of all reductions, if any	.68% I	.68%	.69%	.72%	.72%	.73%
Net investment income (loss)	1.55% I	1.85%	2.21%	2.11%	1.74%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$288,685	$276,443	$269,442	$173,272	$236,275	$168,490
Portfolio turnover rate J	49 % I	99%	77%	71%	53%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares 2 and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,610,403
Gross unrealized depreciation	(2,835,405)
Net unrealized appreciation (depreciation)	$103,774,998
Tax cost	$258,423,145
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Utilities Portfolio	84,596,287	86,503,824
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.57
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$299

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Utilities Portfolio	686

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Utilities Portfolio	4,102,654	3,934,197	202,705
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Utilities Portfolio	221
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Utilities Portfolio	260	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Utilities Portfolio	879,299
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025A
VIP Utilities Portfolio
Distributions to shareholders
Initial Class	$2,517,246	$3,109,535
Service Class 2	4,671	3,618
Investor Class	11,741,995	15,559,753
Total	$14,263,912	$18,672,906

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025A	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Utilities Portfolio
Initial Class
Shares sold	372,247	617,953	$9,956,173	$15,797,480
Reinvestment of distributions	99,614	122,775	2,517,246	3,109,535
Shares redeemed	(287,601)	(455,421)	(7,623,942)	(11,635,942)
Net increase (decrease)	184,260	285,307	$4,849,477	$7,271,073
Service Class 2
Shares sold	25,024	4,193	$649,943	$100,000
Shares redeemed	(155)	-	(4,026)	-
Net increase (decrease)	24,869	4,193	$645,917	$100,000
Investor Class
Shares sold	973,989	1,773,800	$25,982,645	$44,879,553
Reinvestment of distributions	469,304	621,712	11,741,995	15,559,753
Shares redeemed	(1,288,912)	(2,918,272)	(33,865,130)	(73,176,803)
Net increase (decrease)	154,381	(522,760)	$3,859,510	$(12,737,497)

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Utilities Portfolio	91
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Utilities Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817394.121
VTELIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Technology Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Technology Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.5%
	Shares	Value ($)
CANADA - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Shopify Inc Class A (United States) (b)	432,900	49,428,522
CHINA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(e)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(e)	94,814	1
TOTAL CHINA		1
FRANCE - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Capgemini SE	24,200	2,429,500
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	5,600	131,208
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (b)	1,118,847	2,277,280
Financials - 0.0%
Financial Services - 0.0%
Pine Labs Ltd (b)(g)(h)	1,097,159	1,819,272
TOTAL INDIA		4,096,552
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(e)	43,399	344,588
NETHERLANDS - 6.3%
Information Technology - 6.3%
Semiconductors & Semiconductor Equipment - 6.3%
ASML Holding NV depository receipt	46,800	93,105,792
NXP Semiconductors NV	768,039	215,842,000

TOTAL NETHERLANDS		308,947,792
TAIWAN - 0.8%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(e)	94,814	0
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd	477,000	37,688,042
TOTAL TAIWAN		37,688,042
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	4,931	6,794,622
UNITED STATES - 84.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Space Exploration Technologies Corp (c)	63,208	10,799,719
Entertainment - 0.6%
Netflix Inc (b)	410,620	29,318,268
Interactive Media & Services - 0.9%
Meta Platforms Inc Class A	72,000	40,556,880
TOTAL COMMUNICATION SERVICES		80,674,867
Consumer Discretionary - 1.9%
Broadline Retail - 1.8%
Amazon.com Inc (b)	362,400	86,374,416
Hotels, Restaurants & Leisure - 0.1%
Airbnb Inc Class A (b)	40,900	5,852,790
TOTAL CONSUMER DISCRETIONARY		92,227,206
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	10,890	515,642
Industrials - 0.0%
Aerospace & Defense - 0.0%
Beta Technologies Inc Class A (b)	19,000	318,250
Relativity Space Inc (b)(d)(e)	2,421	2,566
		320,816
Ground Transportation - 0.0%
CreateAI Holdings Inc Class A (f)	31,800	7,950
TOTAL INDUSTRIALS		328,766
Information Technology - 80.6%
Communications Equipment - 4.8%
Cisco Systems Inc	1,991,000	233,862,860
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp (b)	51,400	20,275,758
Jabil Inc	44,528	17,164,653
		37,440,411
IT Services - 5.3%
CoreWeave Inc Class A (b)(f)	204,205	20,326,566
MongoDB Inc Class A (b)	169,484	56,929,676
Okta Inc Class A (b)	810,303	110,565,844
Snowflake Inc (b)	281,368	71,608,156
		259,430,242
Semiconductors & Semiconductor Equipment - 45.5%
Astera Labs Inc (b)	296,112	143,028,018
Broadcom Inc	435,500	164,510,125
Cerebras Systems Inc Class A (b)(f)	90,000	19,890,000
Cerebras Systems Inc Class B (c)	93,800	20,729,800
GlobalFoundries Inc	2,412,535	198,817,009
KLA Corp	317,000	95,642,070
Marvell Technology Inc	829,795	247,187,633
Micron Technology Inc	44,453	51,311,653
Monolithic Power Systems Inc	33,116	45,778,234
NVIDIA Corp	5,139,592	1,028,380,964
ON Semiconductor Corp (b)	2,195,581	207,570,228
		2,222,845,734
Software - 10.4%
Canva Inc Class A (b)(d)(e)	1,400	1,778,882
Celestial AI Inc (d)(e)	115,728	3,472
Celestial AI Inc (Milestone 1) rights (b)(d)(e)	115,728	601,786
Celestial AI Inc (Milestone 2) rights (b)(d)(e)	115,728	337,926
Celestial AI Inc (Milestone 3) rights (b)(d)(e)	115,728	71,751
Celestial AI Inc escrow shares (d)(e)	115,728	1
Crowdstrike Holdings Inc Class A (b)	123,787	94,466,811
Datadog Inc Class A (b)	370,318	96,415,994
Figma Inc Class A	7,800	141,102
HubSpot Inc (b)	76,933	14,041,042
Manhattan Associates Inc (b)	381,376	53,106,608
Microsoft Corp	391,616	146,080,600
Palo Alto Networks Inc (b)	138,341	47,177,048
Rubrik Inc Class A (b)(f)	158,900	12,756,492
ServiceNow Inc (b)	397,378	39,451,688
		506,431,203
Technology Hardware, Storage & Peripherals - 13.8%
Apple Inc	1,657,460	479,602,626
Western Digital Corp	308,402	196,982,525
		676,585,151
TOTAL INFORMATION TECHNOLOGY		3,936,595,601
TOTAL UNITED STATES		4,110,342,082
TOTAL COMMON STOCKS (Cost $2,028,110,941)		4,520,202,909

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	382,100	447,057
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	55,238	0
TOTAL UNITED STATES		447,057
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $437,338)		447,057

Convertible Preferred Stocks - 3.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	9,903	3,144,797
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	37,800	479,304
Xsight Labs Ltd Series F (d)(e)	144,663	1,488,582

TOTAL ISRAEL		1,967,886
UNITED STATES - 3.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	2,000	47,019
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	5,260	251,428
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(d)(e)	14,600	219,146
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	4,586	390,314
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	20,361	1,812,944
Tenstorrent Holdings Inc Series D2 (b)(d)(e)	1,677	145,195
TOTAL FINANCIALS		2,567,599
Industrials - 0.1%
Machinery - 0.1%
Harbinger Motors Inc Series D-2 (d)(e)	1,349,836	3,550,069
Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(d)(e)	3,556,678	36
Frore Systems Inc Series D (d)(e)	102,895	3,430,519
Vast Data Ltd Series A (b)(d)(e)	12,260	695,265
Vast Data Ltd Series A1 (b)(d)(e)	30,177	1,711,338
Vast Data Ltd Series A2 (b)(d)(e)	34,713	1,968,574
Vast Data Ltd Series B (b)(d)(e)	27,621	1,566,387
Vast Data Ltd Series C (b)(d)(e)	805	45,651
Vast Data Ltd Series E (b)(d)(e)	26,394	1,496,804
		10,914,574
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(d)(e)	50,104	653,356
Retym Inc Series D (b)(d)(e)	12,430	168,675
SiMa Technologies Inc Series B (b)(d)(e)	85,000	618,800
SiMa Technologies Inc Series B1 (b)(d)(e)	36,016	296,412
		1,737,243
Software - 2.8%
Anthropic PBC Series B (b)(d)(e)	78,539	46,260,256
Anthropic PBC Series D (b)(d)(e)	79,696	49,645,827
Anthropic PBC Series F (d)(e)	15,400	9,070,754
Databricks Inc Series G (b)(d)(e)	14,100	2,807,592
Databricks Inc Series H (b)(d)(e)	21,466	4,274,310
OpenAI Group Pbc Series A-2 (d)(e)	8,098	5,568,914
OpenAI Group Pbc Series A-3 (d)(e)	1,381	949,700
OpenAI Group Pbc Series C (d)(e)	15,900	10,934,271
Physical Intelligence Inc Series B (d)(e)	8,000	3,708,160
Physical Intelligence Inc Series C (d)(e)	841	422,644
Runway AI Inc Series D (b)(d)(e)	220,780	3,230,011
Runway AI Inc Series E (d)(e)	13,896	203,298
		137,075,737
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	29,615	1,967,621
Lightmatter Inc Series C2 (b)(d)(e)	4,652	315,033
Lightmatter Inc Series D (b)(d)(e)	22,205	1,812,816
		4,095,470
TOTAL INFORMATION TECHNOLOGY		153,823,024
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(e)	56,576	1,916,795
TOTAL UNITED STATES		162,155,934
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $50,094,176)		167,268,617

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(i)	208,300	8,320
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	131,825	198,990
TOTAL UNITED STATES		207,310
TOTAL PREFERRED SECURITIES (Cost $340,125)		207,310

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	196,103,255	196,142,476
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	24,065,102	24,067,509
TOTAL MONEY MARKET FUNDS (Cost $220,202,281)			220,209,985

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,299,184,861)	4,908,335,878
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(19,963,831)
NET ASSETS - 100.0%	4,888,372,047

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $31,529,519 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,858,578 or 3.6% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,819,272 or 0.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,819,272 or 0.0% of net assets.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	186,308

Anthropic PBC Series B	3/22/2024	2,450,784

Anthropic PBC Series D	5/31/2024	2,391,239

Anthropic PBC Series F	8/18/2025	2,170,901

Bytedance Ltd Series E1	11/18/2020	1,085,113

Canva Inc Class A	8/19/2025 - 11/12/2025	2,304,596

Celestial AI Inc	2/25/2025	2,974

Celestial AI Inc (Milestone 1) rights	2/25/2025	240,841

Celestial AI Inc (Milestone 2) rights	2/25/2025	185,058

Celestial AI Inc (Milestone 3) rights	2/25/2025	54,012

Celestial AI Inc escrow shares	2/25/2025	0

Databricks Inc Series G	2/1/2021	833,629

Databricks Inc Series H	8/31/2021	1,577,411

Diamond Foundry Inc Series C	3/15/2021	1,357,824

Discord Inc Series I	9/15/2021	110,125

Enevate Corp 10% 5/12/2199	11/12/2024	55,238

Enevate Corp 6%	11/2/2023 - 10/31/2025	208,300

Enevate Corp Series E	1/29/2021	3,943,236

Frore Systems Inc Series D	2/26/2026	3,449,792

GoBrands Inc Series G	3/2/2021	1,313,513

Harbinger Motors Inc Series D-2	6/11/2026	2,830,749

Lightmatter Inc Series C1	5/19/2023	487,368

Lightmatter Inc Series C2	12/18/2023	120,960

Lightmatter Inc Series D	10/11/2024	1,781,519

OpenAI Group Pbc Series A-2	9/30/2024	1,521,400

OpenAI Group Pbc Series A-3	8/4/2025	423,900

OpenAI Group Pbc Series C	3/27/2026	10,934,222

Physical Intelligence Inc Series B	10/24/2025	2,172,474

Physical Intelligence Inc Series C	5/28/2026	422,943

Relativity Space Inc	5/27/2021	3,979,427

Retym Inc Series C	5/17/2023 - 6/20/2023	389,899

Retym Inc Series D	1/29/2025	131,596

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	5,153,305

Runway AI Inc Series D	9/6/2024	2,393,648

Runway AI Inc Series E	11/4/2025	203,273

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 4/5/2026	131,825

SiMa Technologies Inc Series B	5/10/2021	435,829

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	255,386

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	382,100

Tenstorrent Holdings Inc Series C1	4/23/2021	272,690

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,604,986

Tenstorrent Holdings Inc Series D2	7/17/2024	127,418

Vast Data Ltd Series A	11/28/2023	134,860

Vast Data Ltd Series A1	11/28/2023	331,947

Vast Data Ltd Series A2	11/28/2023	381,843

Vast Data Ltd Series B	11/28/2023	303,831

Vast Data Ltd Series C	11/28/2023	8,854

Vast Data Ltd Series E	11/28/2023	580,668

Xsight Labs Ltd Series D	2/16/2021	302,249

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	669,789

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	73,084,390	891,811,386	768,761,003	1,754,083	(2,303)	10,006	196,142,476	196,103,255	0.3%
Fidelity Securities Lending Cash Central Fund	11,897,908	82,411,344	70,241,744	5,480	(53)	54	24,067,509	24,065,102	0.1%
Total	84,982,298	974,222,730	839,002,747	1,759,563	(2,356)	10,060	220,209,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	80,674,867	69,875,148	10,799,719	-
Consumer Discretionary	94,504,486	92,227,206	2,277,280	-
Consumer Staples	515,642	515,642	-	-
Financials	8,745,102	131,208	1,819,272	6,794,622
Health Care	1	-	-	1
Industrials	328,766	326,200	-	2,566
Information Technology	4,335,434,045	4,271,448,297	60,847,342	3,138,406

Convertible Corporate Bonds
Financials	447,057	-	-	447,057
Information Technology	-	-	-	-

Convertible Preferred Stocks
Communication Services	3,144,797	-	-	3,144,797
Consumer Discretionary	47,019	-	-	47,019
Consumer Staples	251,428	-	-	251,428
Financials	2,567,599	-	-	2,567,599
Industrials	3,550,069	-	-	3,550,069
Information Technology	155,790,910	-	-	155,790,910
Materials	1,916,795	-	-	1,916,795

Preferred Securities
Information Technology	207,310	-	-	207,310

Money Market Funds	220,209,985	220,209,985	-	-
Total Investments in Securities:	4,908,335,878	4,654,733,686	75,743,613	177,858,579
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	6,972,043	28,371	279,139	2,739,038	(82,996)	-	-	-	9,935,595	326,423
Convertible Preferred Stocks	91,839,459	862,100	66,351,713	17,637,705	(9,422,360)	-	-	-	167,268,617	74,126,771
Convertible Corporate Bonds	18,516	-	46,441	382,100	-	-	-	-	447,057	46,441
Preferred Securities	165,729	-	36,095	5,486	-	-	-	-	207,310	36,095

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,401,083) - See accompanying schedule:
Unaffiliated issuers (cost $2,078,982,580)	$4,688,125,893
Fidelity Central Funds (cost $220,202,281)	220,209,985

Total Investment in Securities (cost $2,299,184,861)		$4,908,335,878
Foreign currency held at value (cost $7)		7
Receivable for investments sold		4,741,972
Receivable for fund shares sold		2,691,934
Dividends receivable		1,086,517
Interest receivable		28,802
Distributions receivable from Fidelity Central Funds		468,983
Total assets		4,917,354,093
Liabilities
Payable for investments purchased	$2,040,194
Payable for fund shares redeemed	395,187
Accrued management fee	2,439,393
Distribution and service plan fees payable	13,038
Other payables and accrued expenses	27,984
Collateral on securities loaned	24,066,250
Total liabilities		28,982,046
Net Assets		$4,888,372,047
Net Assets consist of:
Paid in capital		$1,854,815,183
Total accumulated earnings (loss)		3,033,556,864
Net Assets		$4,888,372,047

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,035,329,198 ÷ 17,138,489 shares)		$60.41
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($62,783,725 ÷ 1,046,025 shares)		$60.02
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,790,259,124 ÷ 64,403,972 shares)		$58.85
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$7,596,036
Interest		22,612
Income from Fidelity Central Funds (including $5,480 from security lending)		1,759,563
Security lending		3,649
Total income		9,381,860
Expenses
Management fee	$11,755,990
Distribution and service plan fees	59,515
Custodian fees and expenses	16,742
Independent trustees' fees and expenses	4,137
Audit fees	46,982
Legal	4,331
Interest	648
Miscellaneous	6,507
Total expenses		11,894,852
Net Investment income (loss)		(2,512,992)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	445,538,986
Fidelity Central Funds	(2,356)
Foreign currency transactions	(4,392)
Total net realized gain (loss)		445,532,238
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $110,122)	841,221,253
Fidelity Central Funds	12,415
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		841,233,709
Net gain (loss)		1,286,765,947
Net increase (decrease) in net assets resulting from operations		$1,284,252,955
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,512,992)	$(4,248,111)
Net realized gain (loss)	445,532,238	312,741,364
Change in net unrealized appreciation (depreciation)	841,233,709	337,917,456
Net increase (decrease) in net assets resulting from operations	1,284,252,955	646,410,709
Distributions to shareholders	(274,811,013)	(223,345,620)

Share transactions - net increase (decrease)	386,627,029	163,773,011
Total increase (decrease) in net assets	1,396,068,971	586,838,100

Net Assets
Beginning of period	3,492,303,076	2,905,464,976
End of period	$4,888,372,047	$3,492,303,076

Financial Highlights
VIP Technology Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.77	$41.79	$32.11	$20.94	$35.65	$30.99
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.03)	(.01)	.04	.01	(.04)
Net realized and unrealized gain (loss)	16.37	9.17	11.22	11.94	(12.04)	8.22
Total from investment operations	16.35	9.14	11.21	11.98	(12.03)	8.18
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	(3.71)	(3.16)	(1.53)	(.77)	(2.68)	(3.52)
Total distributions	(3.71)	(3.16)	(1.53)	(.81)	(2.68)	(3.52)
Net asset value, end of period	$60.41	$47.77	$41.79	$32.11	$20.94	$35.65
Total Return C,D,E	37.16%	23.36%	35.59%	58.32%	(35.86)%	28.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.56%	.58%	.62%	.63%	.62%
Expenses net of fee waivers, if any	.55 % H	.56%	.58%	.61%	.62%	.62%
Expenses net of all reductions, if any	.55% H	.56%	.58%	.61%	.62%	.62%
Net investment income (loss)	(.07)% H	(.08)%	(.02)%	.14%	.05%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,035,329	$719,863	$554,750	$386,441	$185,489	$356,589
Portfolio turnover rate I	62 % H	52%	52%	24%	21%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Technology Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$47.55	$41.64	$32.07	$28.65
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.14)	(.10)	(.01)
Net realized and unrealized gain (loss)	16.26	9.13	11.20	3.57
Total from investment operations	16.18	8.99	11.10	3.56
Distributions from net investment income	-	-	-	(.04)
Distributions from net realized gain	(3.71)	(3.08)	(1.53)	(.10)
Total distributions	(3.71)	(3.08)	(1.53)	(.14)
Net asset value, end of period	$60.02	$47.55	$41.64	$32.07
Total Return D,E,F	36.97%	23.07%	35.26%	12.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.80% I	.81%	.82%	.88% I
Expenses net of fee waivers, if any	.80 % I	.81%	.82%	.87% I
Expenses net of all reductions, if any	.80% I	.81%	.82%	.87% I
Net investment income (loss)	(.32)% I	(.33)%	(.26)%	(.13)% I
Supplemental Data
Net assets, end of period (000 omitted)	$62,784	$40,900	$26,588	$5,041
Portfolio turnover rate J	62 % I	52%	52%	24%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Technology Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.65	$40.88	$31.46	$20.54	$35.03	$30.51
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.06)	(.03)	.02	(.01)	(.06)
Net realized and unrealized gain (loss)	15.94	8.96	10.98	11.69	(11.81)	8.07
Total from investment operations	15.91	8.90	10.95	11.71	(11.82)	8.01
Distributions from net investment income	- C	-	-	(.02)	-	-
Distributions from net realized gain	(3.71)	(3.13)	(1.53)	(.77)	(2.67)	(3.49)
Total distributions	(3.71)	(3.13)	(1.53)	(.79)	(2.67)	(3.49)
Net asset value, end of period	$58.85	$46.65	$40.88	$31.46	$20.54	$35.03
Total Return D,E,F	37.11%	23.28%	35.49%	58.14%	(35.87)%	28.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.64%	.66%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.62 % I	.64%	.65%	.69%	.70%	.70%
Expenses net of all reductions, if any	.62% I	.64%	.65%	.69%	.70%	.70%
Net investment income (loss)	(.14)% I	(.15)%	(.09)%	.07%	(.02)%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,790,259	$2,731,540	$2,324,127	$1,702,040	$942,013	$1,692,073
Portfolio turnover rate J	62 % I	52%	52%	24%	21%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$9,935,595	Discounted cash flow	Discount rate	4.5% - 20.0% / 12.5%	Decrease
			Term	0.0 - 2.6 / 2.6	Increase
		Market approach	Transaction price	$16.84	Increase
			Discount rate	80.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 8.0 / 8.0	Increase
			Enterprise value/Net income multiple (EV/NI)	28.0	Increase
		Black scholes	Discount rate	3.8% - 4.3% / 4.1%	Increase
			Term	3.0 - 5.0 / 3.5	Increase
			Volatility	70.0% - 80.0% / 70.0%	Increase
Convertible Corporate Bonds	$447,057	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	16.0	Increase
			Discount rate	25.3%	Decrease
			Probability rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.1 - 0.3 / 0.2	Increase
			Volatility	40.0% - 80.0% / 60.0%	Increase
Convertible Preferred Stocks	$167,268,617	Market approach	Transaction price	$2.63 - $502.90 / $197.45	Increase
			Discount rate	25.0%	Decrease
			Premium rate	70.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5 - 51.7 / 20.4	Increase
		Black scholes	Discount rate	4.0% - 4.3% / 4.2%	Increase
			Term	2.0 - 5.0 / 3.7	Increase
			Volatility	55.0% - 90.0% / 68.3%	Increase
Preferred Securities	$207,310	Market approach	Transaction price	$100.00	Increase
			Discount rate	37.9%	Decrease
			Probability rate	10.0% - 65.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	0.5	Increase
			Volatility	55.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,707,462,237
Gross unrealized depreciation	(108,284,510)
Net unrealized appreciation (depreciation)	$2,599,177,727
Tax cost	$2,309,158,151

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Technology Portfolio	1,188,358,592	1,191,766,587
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class 2.55
Investor Class	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $59,515.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Technology Portfolio	4,664

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Technology Portfolio	Borrower	6,004,000	3.89%	648

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Technology Portfolio	118,432,679	38,680,386	4,517,126
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Technology Portfolio	2,188
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Technology Portfolio	964	863	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Technology Portfolio	4,808,720
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Technology Portfolio
Distributions to shareholders
Initial Class	$56,649,165	$43,042,693
Service Class 2	3,233,165	2,079,291
Investor Class	214,928,683	178,223,636
Total	$274,811,013	$223,345,620
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Technology Portfolio
Initial Class
Shares sold	1,946,907	3,670,944	$98,216,544	$152,219,284
Reinvestment of distributions	1,289,239	1,062,809	56,649,165	43,042,693
Shares redeemed	(1,166,192)	(2,940,688)	(59,261,018)	(117,764,144)
Net increase (decrease)	2,069,954	1,793,065	$95,604,691	$77,497,833
Service Class 2
Shares sold	218,272	435,727	$11,397,452	$17,277,592
Reinvestment of distributions	73,689	51,142	3,220,212	2,068,530
Shares redeemed	(106,145)	(265,206)	(5,094,097)	(10,375,229)
Net increase (decrease)	185,816	221,663	$9,523,567	$8,970,893
Investor Class
Shares sold	4,872,896	4,087,238	$261,267,691	$170,842,182
Reinvestment of distributions	5,019,353	4,525,453	214,928,683	178,223,636
Shares redeemed	(4,036,555)	(6,913,791)	(194,697,603)	(271,761,533)
Net increase (decrease)	5,855,694	1,698,900	$281,498,771	$77,304,285
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	88%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Technology Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817388.121
VTECIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Real Estate Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Real Estate Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
UNITED STATES - 98.9%
Real Estate - 98.9%
Health Care REITs - 15.2%
CareTrust REIT Inc	54,600	2,203,110
Ventas Inc	315,910	28,052,808
Welltower Inc	100,900	22,901,273
		53,157,191
Hotel & Resort REITs - 2.2%
Ryman Hospitality Properties Inc	58,700	7,545,884
Industrial REITs - 13.1%
Americold Realty Trust Inc (b)	293,100	4,607,532
EastGroup Properties Inc (b)	18,100	3,665,793
Prologis Inc	222,729	30,173,098
Terreno Realty Corp	111,500	7,221,855
		45,668,278
Real Estate Management & Development - 7.9%
Compass Inc Class A (a)(b)	474,934	5,855,936
CoStar Group Inc (a)	64,900	1,837,968
Jones Lang LaSalle Inc (a)(b)	58,300	18,070,085
Zillow Group Inc Class C (a)	59,800	1,884,896
		27,648,885
Residential REITs - 11.2%
AvalonBay Communities Inc	70,600	13,321,514
Camden Property Trust (b)	94,500	10,819,305
Invitation Homes Inc	274,700	8,298,687
Sun Communities Inc	54,800	6,571,068
		39,010,574
Retail REITs - 13.7%
Acadia Realty Trust (b)	207,800	4,345,098
Curbline Properties Corp (b)	77,800	2,365,120
Federal Realty Investment Trust	39,300	4,851,192
Macerich Co/The	417,200	10,509,268
NNN REIT Inc	108,500	5,048,505
Tanger Inc	307,300	12,129,131
Urban Edge Properties	377,800	8,644,064
		47,892,378
Specialized REITs - 35.6%
American Tower Corp	158,150	25,868,596
CubeSmart	167,500	6,661,475
Equinix Inc	34,000	35,441,260
Extra Space Storage Inc	104,200	15,140,260
Four Corners Property Trust Inc	295,000	7,242,250
Iron Mountain Inc	124,500	15,725,595
Lamar Advertising Co Class A	25,700	4,008,686
SBA Communications Corp Class A	28,700	5,064,402
VICI Properties Inc	343,300	9,114,615
		124,267,139
TOTAL UNITED STATES		345,190,329
TOTAL COMMON STOCKS (Cost $259,866,816)		345,190,329

Money Market Funds - 9.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	2,321,627	2,322,092
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	32,216,103	32,219,325
TOTAL MONEY MARKET FUNDS (Cost $34,541,417)			34,541,417

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $294,408,233)	379,731,746
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(30,721,382)
NET ASSETS - 100.0%	349,010,364

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,263,328	20,704,308	26,645,540	39,697	(492)	488	2,322,092	2,321,627	0.0%
Fidelity Securities Lending Cash Central Fund	-	40,226,273	8,006,948	772	-	-	32,219,325	32,216,103	0.1%
Total	8,263,328	60,930,581	34,652,488	40,469	(492)	488	34,541,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	345,190,329	345,190,329	-	-

Money Market Funds	34,541,417	34,541,417	-	-
Total Investments in Securities:	379,731,746	379,731,746	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,095,844) - See accompanying schedule:
Unaffiliated issuers (cost $259,866,816)	$345,190,329
Fidelity Central Funds (cost $34,541,417)	34,541,417

Total Investment in Securities (cost $294,408,233)		$379,731,746
Receivable for fund shares sold		336,738
Dividends receivable		1,489,064
Distributions receivable from Fidelity Central Funds		5,077
Total assets		381,562,625
Liabilities
Payable for fund shares redeemed	$97,201
Accrued management fee	178,886
Distribution and service plan fees payable	27,730
Other payables and accrued expenses	29,119
Collateral on securities loaned	32,219,325
Total liabilities		32,552,261
Net Assets		$349,010,364
Net Assets consist of:
Paid in capital		$259,533,028
Total accumulated earnings (loss)		89,477,336
Net Assets		$349,010,364

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($53,079,478 ÷ 2,842,135 shares)		$18.68
Service Class :
Net Asset Value, offering price and redemption price per share ($13,872,265 ÷ 748,401 shares)		$18.54
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($127,397,861 ÷ 7,005,371 shares)		$18.19
Investor Class :
Net Asset Value, offering price and redemption price per share ($154,660,760 ÷ 8,359,580 shares)		$18.50
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$5,132,372
Income from Fidelity Central Funds (including $772 from security lending)		40,469
Security lending		254
Total income		5,173,095
Expenses
Management fee	$1,051,141
Distribution and service plan fees	165,022
Custodian fees and expenses	2,983
Independent trustees' fees and expenses	385
Audit fees	24,847
Legal	637
Miscellaneous	534
Total expenses before reductions	1,245,549
Expense reductions	(396)
Total expenses after reductions		1,245,153
Net Investment income (loss)		3,927,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,261,332
Fidelity Central Funds	(492)
Total net realized gain (loss)		1,260,840
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	32,349,124
Fidelity Central Funds	488
Total change in net unrealized appreciation (depreciation)		32,349,612
Net gain (loss)		33,610,452
Net increase (decrease) in net assets resulting from operations		$37,538,394
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,927,942	$7,392,324
Net realized gain (loss)	1,260,840	22,278,397
Change in net unrealized appreciation (depreciation)	32,349,612	(19,482,866)
Net increase (decrease) in net assets resulting from operations	37,538,394	10,187,855
Distributions to shareholders	(21,632,368)	(6,740,112)

Share transactions - net increase (decrease)	4,262,204	(31,904,359)
Total increase (decrease) in net assets	20,168,230	(28,456,616)

Net Assets
Beginning of period	328,842,134	357,298,750
End of period	$349,010,364	$328,842,134

Financial Highlights
VIP Real Estate Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.84	$17.67	$17.25	$16.54	$23.81	$17.43
Income from Investment Operations
Net investment income (loss) A,B	.22	.41	.36	.40	.34	.23
Net realized and unrealized gain (loss)	1.79	.14	.80	1.41	(6.76)	6.52
Total from investment operations	2.01	.55	1.16	1.81	(6.42)	6.75
Distributions from net investment income	(.04)	(.37)	(.42) C	(.40)	(.25)	(.22) C
Distributions from net realized gain	(1.13)	(.01)	(.02) C	(.70)	(.59)	(.15) C
Distributions from tax return of capital	-	-	(.30)	-	-	-
Total distributions	(1.17)	(.38)	(.74)	(1.10)	(.85) D	(.37)
Net asset value, end of period	$18.68	$17.84	$17.67	$17.25	$16.54	$23.81
Total Return E,F,G	11.80%	3.10%	6.52%	11.19%	(27.51)%	38.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.60%	.61%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.60 % J	.60%	.61%	.64%	.64%	.64%
Expenses net of all reductions, if any	.60% J	.60%	.61%	.64%	.64%	.64%
Net investment income (loss)	2.43% J	2.28%	2.06%	2.49%	1.80%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$53,079	$50,362	$60,617	$66,471	$66,060	$95,219
Portfolio turnover rate K	34 % J	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.72	$17.56	$17.16	$16.46	$23.70	$17.35
Income from Investment Operations
Net investment income (loss) A,B	.21	.39	.34	.39	.32	.21
Net realized and unrealized gain (loss)	1.78	.14	.79	1.40	(6.73)	6.48
Total from investment operations	1.99	.53	1.13	1.79	(6.41)	6.69
Distributions from net investment income	(.04)	(.37)	(.41) C	(.39)	(.24)	(.19) C
Distributions from net realized gain	(1.13)	(.01)	(.02) C	(.70)	(.59)	(.15) C
Distributions from tax return of capital	-	-	(.29)	-	-	-
Total distributions	(1.17)	(.37) D	(.73) D	(1.09)	(.83)	(.34)
Net asset value, end of period	$18.54	$17.72	$17.56	$17.16	$16.46	$23.70
Total Return E,F,G	11.76%	3.04%	6.38%	11.09%	(27.59)%	38.80%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70% J	.70%	.72%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.70 % J	.70%	.72%	.74%	.74%	.74%
Expenses net of all reductions, if any	.70% J	.70%	.72%	.74%	.74%	.74%
Net investment income (loss)	2.33% J	2.18%	1.95%	2.39%	1.70%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$13,872	$14,508	$14,040	$12,625	$12,149	$15,071
Portfolio turnover rate K	34 % J	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.42	$17.27	$16.88	$16.22	$23.36	$17.11
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.31	.35	.29	.17
Net realized and unrealized gain (loss)	1.75	.14	.78	1.38	(6.63)	6.40
Total from investment operations	1.94	.50	1.09	1.73	(6.34)	6.57
Distributions from net investment income	(.04)	(.34)	(.39) C	(.37)	(.21)	(.17) C
Distributions from net realized gain	(1.13)	(.01)	(.02) C	(.70)	(.58)	(.15) C
Distributions from tax return of capital	-	-	(.28)	-	-	-
Total distributions	(1.17)	(.35)	(.70) D	(1.07)	(.80) D	(.32)
Net asset value, end of period	$18.19	$17.42	$17.27	$16.88	$16.22	$23.36
Total Return E,F,G	11.64%	2.90%	6.25%	10.89%	(27.69)%	38.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.85% J	.85%	.87%	.89%	.89%	.89%
Expenses net of fee waivers, if any	.85 % J	.85%	.86%	.89%	.89%	.89%
Expenses net of all reductions, if any	.85% J	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	2.18% J	2.03%	1.81%	2.24%	1.55%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$127,398	$122,564	$132,894	$146,734	$97,994	$158,332
Portfolio turnover rate K	34 % J	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.69	$17.53	$17.13	$16.43	$23.66	$17.32
Income from Investment Operations
Net investment income (loss) A,B	.21	.39	.35	.39	.33	.21
Net realized and unrealized gain (loss)	1.77	.15	.78	1.40	(6.73)	6.49
Total from investment operations	1.98	.54	1.13	1.79	(6.40)	6.70
Distributions from net investment income	(.04)	(.37)	(.41) C	(.39)	(.24)	(.21) C
Distributions from net realized gain	(1.13)	(.01)	(.02) C	(.70)	(.59)	(.15) C
Distributions from tax return of capital	-	-	(.29)	-	-	-
Total distributions	(1.17)	(.38)	(.73) D	(1.09)	(.83)	(.36)
Net asset value, end of period	$18.50	$17.69	$17.53	$17.13	$16.43	$23.66
Total Return E,F,G	11.72%	3.06%	6.40%	11.12%	(27.58)%	38.92%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.68% J	.68%	.70%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.68 % J	.68%	.69%	.71%	.72%	.71%
Expenses net of all reductions, if any	.68% J	.68%	.69%	.71%	.72%	.71%
Net investment income (loss)	2.35% J	2.20%	1.98%	2.42%	1.72%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$154,661	$141,408	$149,748	$152,390	$155,995	$245,326
Portfolio turnover rate K	34 % J	35%	37%	33%	53%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$102,429,711
Gross unrealized depreciation	(17,872,016)
Net unrealized appreciation (depreciation)	$84,557,695
Tax cost	$295,174,051
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Real Estate Portfolio	57,978,713	64,724,192

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$7,223
Service Class 2	157,799
$165,022
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Real Estate Portfolio	936

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Real Estate Portfolio	3,293,992	3,494,128	132,721

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Real Estate Portfolio	3,087

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Real Estate Portfolio	213

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Real Estate Portfolio	122	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $396.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Real Estate Portfolio
Distributions to shareholders
Initial Class	$3,271,540	$1,055,902
Service Class	953,283	296,836
Service Class 2	8,124,635	2,410,493
Investor Class	9,282,910	2,976,881
Total	$21,632,368	$6,740,112
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Real Estate Portfolio
Initial Class
Shares sold	59,757	276,479	$1,068,953	$4,945,652
Reinvestment of distributions	189,325	59,221	3,271,540	1,055,902
Shares redeemed	(229,394)	(944,453)	(4,137,048)	(16,901,064)
Net increase (decrease)	19,688	(608,753)	$203,445	$(10,899,510)
Service Class
Shares sold	87,164	291,144	$1,558,517	$5,227,001
Reinvestment of distributions	55,553	16,752	953,283	296,836
Shares redeemed	(212,855)	(288,734)	(3,763,990)	(5,192,619)
Net increase (decrease)	(70,138)	19,162	$(1,252,190)	$331,218
Service Class 2
Shares sold	251,681	739,252	$4,444,607	$12,988,826
Reinvestment of distributions	482,461	138,455	8,124,635	2,410,493
Shares redeemed	(764,704)	(1,536,226)	(13,407,986)	(26,957,251)
Net increase (decrease)	(30,562)	(658,519)	$(838,744)	$(11,557,932)
Investor Class
Shares sold	307,502	614,606	$5,483,149	$10,982,690
Reinvestment of distributions	542,226	168,376	9,282,910	2,976,881
Shares redeemed	(483,053)	(1,331,841)	(8,616,366)	(23,737,706)
Net increase (decrease)	366,675	(548,859)	$6,149,693	$(9,778,135)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Real Estate Portfolio	50%	1	16%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Real Estate Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.787989.123
VIPRE-SANN-0826
Fidelity® Variable Insurance Products:

VIP Materials Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Materials Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 101.3%
	Shares	Value ($)
BRAZIL - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Wheaton Precious Metals Corp	7,200	809,933
CANADA - 7.6%
Materials - 7.6%
Chemicals - 1.6%
Nutrien Ltd (United States)	21,200	1,334,540
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd/CA	3,100	481,661
Altius Minerals Corp	53,600	2,400,615
Major Drilling Group International Inc (a)	26,400	280,520
McEwen Inc (a)(b)	16,400	297,332
Metalla Royalty & Streaming Ltd (a)(b)	92,294	702,357
Standard Lithium Ltd (a)	86,254	235,971
Teck Resources Ltd Class B (United States)	11,800	701,628
		5,100,084
TOTAL CANADA		6,434,624
UNITED STATES - 92.0%
Materials - 92.0%
Chemicals - 51.4%
Air Products and Chemicals Inc	11,588	3,397,370
Albemarle Corp	23,000	3,105,690
Balchem Corp	6,700	1,131,965
Chemours Co/The	11,000	225,720
Corteva Inc	42,700	3,616,263
Dow Inc	30,800	842,688
DuPont de Nemours Inc	4,300	583,252
Ecolab Inc	20,200	5,627,922
Ecovyst Inc (a)	16,700	207,915
Element Solutions Inc	18,000	859,500
HB Fuller Co (b)	5,000	291,450
Huntsman Corp	15,300	162,486
Ingevity Corp (a)	4,000	298,680
Linde PLC	29,300	15,204,942
LyondellBasell Industries NV Class A1	25,200	1,326,780
Olin Corp (b)	10,600	210,092
Quaker Chemical Corp (b)	1,900	301,853
Sherwin-Williams Co/The	9,100	3,133,312
Solstice Advanced Materials Inc	30,600	2,711,160
Tronox Holdings PLC	31,000	195,300
Westlake Corp (b)	3,200	233,600
		43,667,940
Construction Materials - 10.3%
Amrize Ltd (United States)	6,200	330,460
CRH PLC	31,400	3,359,800
Martin Marietta Materials Inc	4,126	2,379,464
Vulcan Materials Co	9,000	2,655,090
		8,724,814
Containers & Packaging - 7.2%
Avery Dennison Corp	4,900	795,515
Ball Corp	10,100	630,240
Crown Holdings Inc	9,300	1,039,926
International Paper Co	18,900	720,090
Packaging Corp of America	2,600	619,528
Smurfit Westrock PLC	39,900	1,845,774
Sonoco Products Co (b)	8,100	456,435
		6,107,508
Metals & Mining - 23.1%
Alcoa Corp	18,100	943,734
Cleveland-Cliffs Inc (a)(b)	61,700	579,363
Coeur Mining Inc (b)	39,300	641,376
Commercial Metals Co	10,200	640,050
Freeport-McMoRan Inc	83,940	5,278,987
Hecla Mining Co (b)	48,500	748,355
Newmont Corp	49,900	4,660,660
Nucor Corp	16,900	3,764,475
Steel Dynamics Inc	10,400	2,386,384
		19,643,384
TOTAL UNITED STATES		78,143,646
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (a)	21,420	585,095
TOTAL COMMON STOCKS (Cost $65,757,165)		85,973,298

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	18	18
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	2,466,143	2,466,390
TOTAL MONEY MARKET FUNDS (Cost $2,466,407)			2,466,408

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $68,223,572)	88,439,706
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(3,543,746)
NET ASSETS - 100.0%	84,895,960

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	703,911	32,058,942	32,762,873	18,080	(13)	51	18	18	0.0%
Fidelity Securities Lending Cash Central Fund	1,274,135	33,006,488	31,814,233	2,522	-	-	2,466,390	2,466,143	0.0%
Total	1,978,046	65,065,430	64,577,106	20,602	(13)	51	2,466,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	85,973,298	85,973,298	-	-

Money Market Funds	2,466,408	2,466,408	-	-
Total Investments in Securities:	88,439,706	88,439,706	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,131,230) - See accompanying schedule:
Unaffiliated issuers (cost $65,757,165)	$85,973,298
Fidelity Central Funds (cost $2,466,407)	2,466,408

Total Investment in Securities (cost $68,223,572)		$88,439,706
Receivable for investments sold		777,122
Dividends receivable		59,304
Distributions receivable from Fidelity Central Funds		1,064
Other receivables		3
Total assets		89,277,199
Liabilities
Payable to custodian bank	$31,054
Payable for investments purchased	1,349,056
Payable for fund shares redeemed	460,044
Accrued management fee	47,879
Distribution and service plan fees payable	30
Other payables and accrued expenses	26,758
Collateral on securities loaned	2,466,418
Total liabilities		4,381,239
Net Assets		$84,895,960
Net Assets consist of:
Paid in capital		$63,356,753
Total accumulated earnings (loss)		21,539,207
Net Assets		$84,895,960

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($9,535,265 ÷ 555,190 shares)		$17.17
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($153,888 ÷ 8,992 shares)		$17.11
Investor Class :
Net Asset Value, offering price and redemption price per share ($75,206,807 ÷ 4,386,520 shares)		$17.14
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$639,555
Income from Fidelity Central Funds (including $2,522 from security lending)		20,602
Security lending		60
Total income		660,217
Expenses
Management fee	$304,189
Distribution and service plan fees	162
Custodian fees and expenses	8,091
Independent trustees' fees and expenses	97
Audit fees	21,884
Legal	89
Miscellaneous	138
Total expenses		334,650
Net Investment income (loss)		325,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,540,576
Fidelity Central Funds	(13)
Foreign currency transactions	670
Total net realized gain (loss)		2,541,233
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,443,180
Fidelity Central Funds	51
Assets and liabilities in foreign currencies	(466)
Total change in net unrealized appreciation (depreciation)		5,442,765
Net gain (loss)		7,983,998
Net increase (decrease) in net assets resulting from operations		$8,309,565
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$325,567	$507,279
Net realized gain (loss)	2,541,233	(1,050,754)
Change in net unrealized appreciation (depreciation)	5,442,765	7,180,809
Net increase (decrease) in net assets resulting from operations	8,309,565	6,637,334
Distributions to shareholders	(242,786)	(10,747,391)

Share transactions - net increase (decrease)	10,862,818	7,939,128
Total increase (decrease) in net assets	18,929,597	3,829,071

Net Assets
Beginning of period	65,966,363	62,137,292
End of period	$84,895,960	$65,966,363

Financial Highlights
VIP Materials Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.38	$16.53	$17.20	$16.24	$18.76	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.17	.23	.18	.14
Net realized and unrealized gain (loss)	1.76	1.58	(.57)	.99	(2.00)	4.58
Total from investment operations	1.83	1.71	(.40)	1.22	(1.82)	4.72
Distributions from net investment income	(.04)	(.18)	(.21)	(.24)	(.19)	(.13)
Distributions from net realized gain	-	(2.69)	(.06)	(.03)	(.51)	-
Total distributions	(.04)	(2.86) C	(.27)	(.26) C	(.70)	(.13)
Net asset value, end of period	$17.17	$15.38	$16.53	$17.20	$16.24	$18.76
Total Return D,E,F	11.92%	11.40%	(2.44)%	7.60%	(9.79)%	33.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.68%	.67%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.64 % I	.68%	.67%	.68%	.68%	.68%
Expenses net of all reductions, if any	.64% I	.68%	.67%	.68%	.68%	.68%
Net investment income (loss)	.77% I	.88%	.94%	1.36%	1.09%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$9,535	$7,420	$8,252	$12,416	$14,941	$19,714
Portfolio turnover rate J	106 % I	64%	84%	60%	63%	99%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Materials Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$13.84
Income from Investment Operations
Net investment income (loss) B,C	.04	.08
Net realized and unrealized gain (loss)	1.78	1.56
Total from investment operations	1.82	1.64
Distributions from net investment income	(.04)	(.15)
Total distributions	(.04)	(.15)
Net asset value, end of period	$17.11	$15.33
Total Return D,E	11.84%	11.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.90% H	.91% H,I
Expenses net of fee waivers, if any	.90 % H	.91% H,I
Expenses net of all reductions, if any	.90% H	.91% H,I
Net investment income (loss)	.52% H	.80% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$154	$111
Portfolio turnover rate J	106 % H	64%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Materials Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.35	$16.52	$17.20	$16.23	$18.76	$14.16
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.15	.22	.17	.13
Net realized and unrealized gain (loss)	1.77	1.57	(.57)	1.00	(2.01)	4.59
Total from investment operations	1.83	1.69	(.42)	1.22	(1.84)	4.72
Distributions from net investment income	(.04)	(.17)	(.20)	(.22)	(.18)	(.12)
Distributions from net realized gain	-	(2.69)	(.06)	(.03)	(.51)	-
Total distributions	(.04)	(2.86)	(.26)	(.25)	(.69)	(.12)
Net asset value, end of period	$17.14	$15.35	$16.52	$17.20	$16.23	$18.76
Total Return C,D,E	11.95%	11.24%	(2.54)%	7.58%	(9.91)%	33.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.76%	.76%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.72 % H	.76%	.75%	.76%	.76%	.76%
Expenses net of all reductions, if any	.72% H	.76%	.75%	.76%	.76%	.76%
Net investment income (loss)	.69% H	.81%	.86%	1.29%	1.01%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$75,207	$58,436	$53,885	$69,566	$82,473	$94,673
Portfolio turnover rate I	106 % H	64%	84%	60%	63%	99%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC)and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,444,981
Gross unrealized depreciation	(2,819,733)
Net unrealized appreciation (depreciation)	$19,625,248
Tax cost	$68,814,458

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(940,273)
Long-term	-
Total capital loss carryforward	$(940,273)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Materials Portfolio	61,047,808	47,845,375
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$162

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Materials Portfolio	797

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Materials Portfolio	1,713,663	2,204,537	147,619
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Materials Portfolio	51
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Materials Portfolio	280	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Materials Portfolio	760,613
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Materials Portfolio
Distributions to shareholders
Initial Class	26,070	1,374,986
Service Class 2	260	1,098
Investor Class	216,456	9,371,307
Total	$242,786	$10,747,391

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025 A	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Materials Portfolio
Initial Class
Shares sold	248,296	30,304	$4,263,037	$460,132
Reinvestment of distributions	1,509	93,865	26,070	1,374,986
Shares redeemed	(177,196)	(140,857)	(3,091,237)	(2,106,585)
Net increase (decrease)	72,609	(16,688)	$1,197,870	$(271,467)
Service Class 2
Shares sold	1,769	7,225	$31,000	$100,000
Shares redeemed	(2)	-	(29)	-
Net increase (decrease)	1,767	7,225	$30,971	$100,000
Investor Class
Shares sold	2,136,654	663,404	$36,638,747	$9,967,967
Reinvestment of distributions	12,548	640,161	216,456	9,371,306
Shares redeemed	(1,568,454)	(759,987)	(27,221,226)	(11,228,678)
Net increase (decrease)	580,748	543,578	$9,633,977	$8,110,595

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Materials Portfolio	99
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Materials Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.851002.119
VMATP-SANN-0826
Fidelity® Variable Insurance Products:

VIP Industrials Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Industrials Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Dpc Holdings Ltd	600	29,436
UNITED STATES - 99.4%
Industrials - 98.2%
Aerospace & Defense - 29.6%
Arxis Inc Class A	1,200	55,368
Axon Enterprise Inc (a)	19,100	10,707,651
Beta Technologies Inc Class A (a)	1,700	28,475
Boeing Co (a)	117,739	25,486,961
GE Aerospace	101,356	37,879,779
General Dynamics Corp	19,300	6,836,832
Hawkeye 360 Inc	800	16,176
HEICO Corp Class A	17,600	4,539,216
Howmet Aerospace Inc	78,488	21,102,284
Karman Holdings Inc (a)(b)	19,300	963,456
RTX Corp	55,200	10,473,096
StandardAero Inc (a)(b)	176,009	5,264,429
Textron Inc	33,200	3,045,436
TransDigm Group Inc	7,100	9,457,484
		135,856,643
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	31,100	5,857,374
Building Products - 9.1%
Fortune Brands Innovations Inc	67,700	3,716,730
Hayward Holdings Inc (a)	216,400	3,745,884
Johnson Controls International plc	49,564	7,241,796
Madison Air Solutions Corp Class A	3,800	148,199
Simpson Manufacturing Co Inc (b)	22,830	4,779,461
Trane Technologies PLC	45,224	22,212,220
		41,844,290
Commercial Services & Supplies - 2.8%
Cintas Corp	41,800	7,109,344
Republic Services Inc	28,100	5,987,548
		13,096,892
Construction & Engineering - 5.4%
Comfort Systems USA Inc	3,700	7,333,215
Quanta Services Inc	19,200	13,824,768
WillScot Holdings Corp	132,900	3,835,494
		24,993,477
Electrical Equipment - 14.7%
Acuity Inc	27,700	10,433,482
AMETEK Inc	32,000	7,742,079
Eaton Corp PLC	37,624	16,032,339
GE Vernova Inc	28,689	33,705,559
		67,913,459
Ground Transportation - 5.8%
CSX Corp	27,036	1,285,021
Knight-Swift Transportation Holdings Inc	52,600	4,095,962
Old Dominion Freight Line Inc	36,000	7,797,600
Uber Technologies Inc (a)	97,550	7,039,208
XPO Inc (a)	32,500	6,671,925
		26,889,716
Industrial Conglomerates - 1.6%
3M Co	44,800	7,253,568
Machinery - 25.0%
Caterpillar Inc	14,600	15,547,540
Cummins Inc	17,200	12,267,212
Deere & Co	13,800	8,753,754
Dover Corp	47,040	10,550,131
Ingersoll Rand Inc	143,132	11,735,393
ITT Inc (b)	60,300	11,924,928
PACCAR Inc	87,400	10,498,488
Parker-Hannifin Corp	19,480	19,053,778
RBC Bearings Inc (a)	7,200	4,637,232
Westinghouse Air Brake Technologies Corp	38,800	10,460,480
		115,428,936
Trading Companies & Distributors - 2.9%
United Rentals Inc	7,100	8,043,519
WW Grainger Inc	3,864	5,256,586
		13,300,105
TOTAL INDUSTRIALS		452,434,460
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
GPGI Inc Class A	99,517	1,577,344
Materials - 0.9%
Construction Materials - 0.9%
James Hardie Industries PLC (a)	159,700	4,180,946
TOTAL UNITED STATES		458,192,750
TOTAL COMMON STOCKS (Cost $271,650,703)		458,222,186

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	4,963,740	4,964,732
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	13,850,065	13,851,450
TOTAL MONEY MARKET FUNDS (Cost $18,816,130)			18,816,182

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $290,466,833)	477,038,368
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(16,096,143)
NET ASSETS - 100.0%	460,942,225

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,625,333	84,387,277	82,047,930	59,869	(101)	153	4,964,732	4,963,740	0.0%
Fidelity Securities Lending Cash Central Fund	93	190,649,121	176,797,764	6,256	-	-	13,851,450	13,850,065	0.0%
Total	2,625,426	275,036,398	258,845,694	66,125	(101)	153	18,816,182

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	452,463,896	452,463,896	-	-
Information Technology	1,577,344	1,577,344	-	-
Materials	4,180,946	4,180,946	-	-

Money Market Funds	18,816,182	18,816,182	-	-
Total Investments in Securities:	477,038,368	477,038,368	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,672,623) - See accompanying schedule:
Unaffiliated issuers (cost $271,650,703)	$458,222,186
Fidelity Central Funds (cost $18,816,130)	18,816,182

Total Investment in Securities (cost $290,466,833)		$477,038,368
Cash		46,960
Receivable for investments sold		1,083,969
Receivable for fund shares sold		356,193
Dividends receivable		98,710
Distributions receivable from Fidelity Central Funds		10,640
Total assets		478,634,840
Liabilities
Payable for investments purchased	$3,581,412
Payable for fund shares redeemed	593
Accrued management fee	233,812
Distribution and service plan fees payable	37
Other payables and accrued expenses	25,311
Collateral on securities loaned	13,851,450
Total liabilities		17,692,615
Net Assets		$460,942,225
Net Assets consist of:
Paid in capital		$267,755,184
Total accumulated earnings (loss)		193,187,041
Net Assets		$460,942,225

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($50,691,360 ÷ 1,385,856 shares)		$36.58
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($197,562 ÷ 5,417 shares)		$36.47
Investor Class :
Net Asset Value, offering price and redemption price per share ($410,053,303 ÷ 11,370,473 shares)		$36.06
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$1,242,728
Income from Fidelity Central Funds (including $6,256 from security lending)		66,125
Security lending		407
Total income		1,309,260
Expenses
Management fee	$1,315,160
Distribution and service plan fees	183
Custodian fees and expenses	3,587
Independent trustees' fees and expenses	429
Audit fees	20,787
Legal	977
Miscellaneous	519
Total expenses		1,341,642
Net Investment income (loss)		(32,382)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,155,386
Fidelity Central Funds	(101)
Total net realized gain (loss)		7,155,285
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	75,015,624
Fidelity Central Funds	153
Unfunded commitments	(69,979)
Total change in net unrealized appreciation (depreciation)		74,945,798
Net gain (loss)		82,101,083
Net increase (decrease) in net assets resulting from operations		$82,068,701
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(32,382)	$251,668
Net realized gain (loss)	7,155,285	12,241,592
Change in net unrealized appreciation (depreciation)	74,945,798	46,501,243
Net increase (decrease) in net assets resulting from operations	82,068,701	58,994,503
Distributions to shareholders	(11,449,043)	(8,438,999)

Share transactions - net increase (decrease)	63,071,414	37,402,576
Total increase (decrease) in net assets	133,691,072	87,958,080

Net Assets
Beginning of period	327,251,153	239,293,073
End of period	$460,942,225	$327,251,153

Financial Highlights
VIP Industrials Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.53	$25.35	$22.40	$18.23	$23.44	$23.29
Income from Investment Operations
Net investment income (loss) A,B	.01	.04	.08 C	.06 D	.05 E	(.02)
Net realized and unrealized gain (loss)	7.04	6.02	4.94	4.17	(2.43)	3.57
Total from investment operations	7.05	6.06	5.02	4.23	(2.38)	3.55
Distributions from net investment income	(.02)	(.03)	(.17)	(.06)	(.03)	-
Distributions from net realized gain	(.99)	(.86)	(1.90)	-	(2.79)	(3.40)
Total distributions	(1.00) F	(.88) F	(2.07)	(.06)	(2.83) F	(3.40)
Net asset value, end of period	$36.58	$30.53	$25.35	$22.40	$18.23	$23.44
Total Return G,H,I	23.43%	24.52%	23.64%	23.25%	(10.30)%	17.09%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.59% L	.60%	.61%	.66%	.66%	.66%
Expenses net of fee waivers, if any	.59 % L	.60%	.61%	.66%	.66%	.66%
Expenses net of all reductions, if any	.59% L	.60%	.61%	.66%	.66%	.66%
Net investment income (loss)	.05% L	.14%	.32% C	.33% D	.28% E	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$50,691	$42,183	$34,211	$28,377	$25,557	$31,026
Portfolio turnover rate M	39 % L	45%	33%	162%	83%	197%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Industrials Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.46	$24.11
Income from Investment Operations
Net investment income (loss) B,C	(.03)	- D
Net realized and unrealized gain (loss)	7.03	6.38
Total from investment operations	7.00	6.38
Distributions from net investment income	- D	(.03)
Distributions from net realized gain	(.99)	-
Total distributions	(.99)	(.03)
Net asset value, end of period	$36.47	$30.46
Total Return E,F	23.30%	26.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84% I	.85% I,J
Expenses net of fee waivers, if any	.84 % I	.85% I,J
Expenses net of all reductions, if any	.84% I	.85% I,J
Net investment income (loss)	(.20)% I	(.03)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$198	$126
Portfolio turnover rate K	39 % I	45%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Industrials Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.12	$25.03	$22.15	$18.02	$23.22	$23.10
Income from Investment Operations
Net investment income (loss) A,B	-	.02	.06 C	.05 D	.04 E	(.04)
Net realized and unrealized gain (loss)	6.94	5.94	4.88	4.13	(2.43)	3.55
Total from investment operations	6.94	5.96	4.94	4.18	(2.39)	3.51
Distributions from net investment income	(.01)	(.01)	(.16)	(.05)	(.02)	-
Distributions from net realized gain	(.99)	(.86)	(1.90)	-	(2.79)	(3.39)
Total distributions	(1.00)	(.87)	(2.06)	(.05)	(2.81)	(3.39)
Net asset value, end of period	$36.06	$30.12	$25.03	$22.15	$18.02	$23.22
Total Return F,G,H	23.37%	24.42%	23.54%	23.21%	(10.42)%	17.03%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.67% K	.68%	.69%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.67 % K	.68%	.69%	.73%	.73%	.74%
Expenses net of all reductions, if any	.67% K	.68%	.69%	.73%	.73%	.74%
Net investment income (loss)	(.03)% K	.08%	.24% C	.26% D	.20% E	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$410,053	$284,942	$205,082	$155,397	$128,115	$146,886
Portfolio turnover rate L	39 % K	45%	33%	162%	83%	197%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$189,794,725
Gross unrealized depreciation	(4,750,152)
Net unrealized appreciation (depreciation)	$185,044,573
Tax cost	$291,993,795
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Industrials Portfolio	128,172,380	78,513,195
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$183

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Industrials Portfolio	599

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Industrials Portfolio	1,930,638	1,909,272	(68,891)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Industrials Portfolio	229
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Industrials Portfolio	722	8	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Industrials Portfolio	5,494,984
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Industrials Portfolio
Distributions to shareholders
Initial Class	1,452,070	1,166,620
Service Class 2	4,106	112
Investor Class	9,992,867	7,272,267
Total	$11,449,043	$8,438,999

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.

9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025 A	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Industrials Portfolio
Initial Class
Shares sold	207,897	268,647	$6,841,712	$7,542,669
Reinvestment of distributions	43,658	44,843	1,452,069	1,166,620
Shares redeemed	(247,560)	(281,383)	(8,203,954)	(7,784,928)
Net increase (decrease)	3,995	32,107	$89,827	$924,361
Service Class 2
Shares sold	1,270	4,148	$43,439	$100,000
Shares redeemed	(1)	-	(45)	-
Net increase (decrease)	1,269	4,148	$43,394	$100,000
Investor Class
Shares sold	2,581,583	2,854,602	$84,890,267	$80,179,662
Reinvestment of distributions	304,661	283,761	9,992,867	7,272,267
Shares redeemed	(976,552)	(1,871,659)	(31,944,941)	(51,073,714)
Net increase (decrease)	1,909,692	1,266,704	$62,938,193	$36,378,215

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Industrials Portfolio	99
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Industrials Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817364.121
VCYLIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Health Care Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Health Care Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 1.6%
Health Care - 1.6%
Pharmaceuticals - 1.6%
UCB SA	62,800	18,799,883
CANADA - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
Xenon Pharmaceuticals Inc (b)	200,000	12,072,000
DENMARK - 2.3%
Health Care - 2.3%
Biotechnology - 2.3%
Ascendis Pharma A/S (b)(c)	100,000	26,672,000
FRANCE - 0.6%
Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Sartorius Stedim Biotech	32,530	6,749,850
NETHERLANDS - 2.8%
Health Care - 2.8%
Biotechnology - 2.4%
Argenx SE ADR (b)	23,600	21,895,373
Newamsterdam Pharma Co NV (b)	140,000	4,744,600
		26,639,973
Pharmaceuticals - 0.4%
Pharvaris NV (b)	128,000	4,426,240
TOTAL NETHERLANDS		31,066,213
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)	84,000	2,667,000
UNITED STATES - 89.4%
Health Care - 89.4%
Biotechnology - 31.6%
AbbVie Inc	132,000	33,216,481
Alnylam Pharmaceuticals Inc (b)	75,400	22,697,663
Annexon Inc (b)(c)	200,000	1,142,000
BeOne Medicines Ltd ADR (b)	15,000	4,274,550
Biogen Inc (b)	28,000	6,049,680
Caris Life Sciences Inc (b)	642,109	11,442,382
CG oncology Inc (b)	85,000	6,039,250
Cogent Biosciences Inc (b)	340,000	13,158,000
Cyclerion Therapeutics Inc (b)(c)	1,700	5,763
CytomX Therapeutics Inc (b)	860,000	3,225,000
Damora Therapeutics Inc (b)(c)	118,000	3,069,180
Dianthus Therapeutics Inc (b)(c)	59,610	5,810,783
Disc Medicine Inc (b)(c)	80,000	5,851,200
First Tracks Biotherapeutics Inc	80,000	1,609,600
Gilead Sciences Inc	160,000	20,214,400
Hemab Therapeutics Holdings Inc	11,500	422,395
Immunome Inc (b)	13,670	289,667
Insmed Inc (b)	90,000	9,595,800
Jade Biosciences Inc (b)	153,646	3,414,014
Kiniksa Pharmaceuticals International Plc Class A (b)	170,100	10,877,895
Kymera Therapeutics Inc (b)(c)	85,958	9,856,804
Legend Biotech Corp ADR (b)(c)	362,700	10,474,776
Mineralys Therapeutics Inc (b)	218,000	5,881,640
Mirum Pharmaceuticals Inc (b)	42,800	5,010,596
Moderna Inc (b)	228,000	15,966,840
Natera Inc (b)	69,500	18,865,775
Olema Pharmaceuticals Inc (b)	285,000	3,565,350
Oruka Therapeutics Inc (b)(c)	149,300	14,208,881
Parabilis Medicines Inc (d)	96,952	2,653,576
Praxis Precision Medicines Inc (b)	28,000	9,374,120
Relay Therapeutics Inc (b)(c)	376,000	7,034,960
Revolution Medicines Inc (b)	75,000	14,046,000
Roivant Sciences Ltd (b)	228,000	8,068,920
Scholar Rock Holding Corp (b)	80,000	4,400,000
Spyre Therapeutics Inc (b)	128,000	11,363,840
Stoke Therapeutics Inc (b)	118,000	3,860,960
Summit Therapeutics Inc (b)	145,000	2,112,650
Travere Therapeutics Inc (b)	106,000	6,021,860
Tubulis GmbH escrow shares (e)(f)	2,100	7,287
Tubulis GmbH escrow shares (e)(f)	2,100	42
Tubulis GmbH rights (b)(e)(f)	23,100	760,977
Twist Bioscience Corp (b)	46,000	4,732,480
Tyra Biosciences Inc (b)	50,000	1,597,000
Upstream Bio Inc (b)	145,000	1,003,400
Vaxcyte Inc (b)	235,000	13,660,550
Veracyte Inc (b)	218,000	12,803,140
Viking Therapeutics Inc (b)(c)	100,000	3,901,000
Viridian Therapeutics Inc (b)	280,000	5,143,600
Zenas Biopharma Inc (b)	185,000	4,695,300
Zenas Biopharma Inc (e)	38,208	969,719
		364,447,746
Health Care Equipment & Supplies - 4.2%
Boston Scientific Corp (b)	460,000	19,632,801
Edwards Lifesciences Corp (b)	69,000	6,241,740
Insulet Corp (b)	8,000	1,218,000
Intuitive Surgical Inc (b)	10,000	3,976,800
iRhythm Technologies Inc (b)	32,000	3,806,400
Kestra Medical Technologies Ltd (b)(c)	164,600	4,187,424
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(e)(f)	2,363	25,851
Medline Inc Class A (c)	145,000	5,718,800
Outset Medical Inc (b)	280,000	1,209,600
Saluda Medical Inc (d)(e)	50,407	160,537
Saluda Medical Inc depository receipt	300,000	95,500
Shoulder Innovations Inc (g)	73,451	1,489,586
Shoulder Innovations Inc	16,100	326,508
		48,089,547
Health Care Providers & Services - 10.5%
Alignment Healthcare Inc (b)	280,000	6,666,800
BrightSpring Health Services Inc (b)	100,000	6,974,000
Cencora Inc	21,800	6,168,964
CVS Health Corp	125,000	12,931,250
Elevance Health Inc	18,000	6,961,140
GMR Solutions Inc Class A	160,000	2,473,600
Guardant Health Inc (b)	92,000	13,802,760
LifeStance Health Group Inc (b)	862,900	9,241,659
Privia Health Group Inc (b)	450,000	11,578,500
UnitedHealth Group Inc	108,000	44,888,040
		121,686,713
Health Care Technology - 0.5%
Candid Therapeutics (e)(f)	491,360	4,914
Candid Therapeutics (e)(f)	491,360	5
Candid Therapeutics milestone 1 rights (b)(e)(f)	491,360	34,395
Candid Therapeutics milestone 2 rights (b)(e)(f)	491,360	19,654
HeartFlow Inc (b)	185,000	5,427,900
		5,486,868
Life Sciences Tools & Services - 18.9%
10X Genomics Inc Class A (b)	324,800	12,452,832
Agilent Technologies Inc	136,000	18,064,880
Alamar Biosciences Inc	56,000	1,517,040
Bio-Techne Corp	145,000	10,244,250
Bruker Corp	163,608	9,845,929
Danaher Corp	395,000	75,239,600
Illumina Inc (b)	21,800	3,833,094
Repligen Corp (b)	90,000	12,279,600
Thermo Fisher Scientific Inc	118,000	59,160,480
West Pharmaceutical Services Inc	45,000	16,155,000
		218,792,705
Pharmaceuticals - 23.7%
Alumis Inc (b)	151,511	4,263,520
Amylyx Pharmaceuticals Inc (b)	260,000	4,669,600
Axsome Therapeutics Inc (b)	33,000	8,077,410
Contineum Therapeutics Inc Class A (b)	80,000	1,311,200
Crinetics Pharmaceuticals Inc (b)	176,000	6,585,920
Edgewise Therapeutics Inc (b)	54,000	2,194,020
Eli Lilly & Co	76,000	91,156,680
Enliven Therapeutics Inc (b)(c)	251,725	12,775,044
Jazz Pharmaceuticals PLC (b)	46,000	11,084,620
Johnson & Johnson	215,000	54,603,550
MBX Biosciences Inc (b)	105,000	5,796,000
Merck & Co Inc	170,000	21,845,000
Ocular Therapeutix Inc (b)	83,621	821,157
Roche Holding AG	20,000	8,237,624
Royalty Pharma PLC Class A	200,000	11,214,000
Structure Therapeutics Inc ADR (b)	95,000	5,098,650
Trevi Therapeutics Inc (b)	180,000	3,357,000
VeraDermics Inc	42,000	5,163,480
Viatris Inc	977,900	15,529,052
		273,783,527
TOTAL UNITED STATES		1,032,287,106
TOTAL COMMON STOCKS (Cost $766,907,539)		1,130,314,052

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/US 10% 12/31/2026 (e)(f)	629,002	673,787
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (e)(f)(h)	353,945	367,997
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (e)(f)	154,788	233,730
TOTAL UNITED STATES		1,275,514
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,258,042)		1,275,514

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	39,228	271,065
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (b)(e)(f)	1,824,838	1,259,138
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
CellCentric Ltd Series D (e)(f)	214,992	1,006,163
UNITED STATES - 1.0%
Health Care - 1.0%
Biotechnology - 0.5%
Asimov Inc Series B (b)(e)(f)	13,047	334,656
Cleerly Inc Series C (b)(e)(f)	179,891	2,165,888
Element Biosciences Inc Series C (b)(e)(f)	72,178	877,685
Element Biosciences Inc Series D (b)(e)(f)	73,131	609,181
Element Biosciences Inc Series D1 (b)(e)(f)	73,131	609,181
ElevateBio LLC Series C (b)(e)(f)	31,200	57,408
Endeavor BioMedicines Inc Series C (b)(e)(f)	208,016	1,356,264
		6,010,263
Health Care Equipment & Supplies - 0.3%
Kardium Inc/US Series D-7 (Aug 25 Closing) (e)(f)	2,440,148	1,268,877
Kardium Inc/US Series D-7 (June 25 1st Closing) (e)(f)	111,115	57,780
Kardium Inc/US Series D-7 (June 25 2nd Closing) (e)(f)	534,070	277,716
Medical Microinstruments Inc/Italy Series C (b)(e)(f)	47,257	1,449,372
		3,053,745
Health Care Technology - 0.1%
Aledade Inc Series B1 (b)(e)(f)	24,966	842,353
Aledade Inc Series E1 (b)(e)(f)	10,776	363,582
Wugen Inc Series B (b)(e)(f)	57,585	89,257
		1,295,192
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(e)(f)	505,495	414,506
Galvanize Therapeutics Series C-1 (e)(f)	1,234,125	641,745
		1,056,251
TOTAL HEALTH CARE		11,415,451
Materials - 0.0%
Chemicals - 0.0%
Manus Bio Inc Series One-6 (b)(e)(f)	132,642	461,594
TOTAL UNITED STATES		11,877,045
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,331,856)		14,413,411

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	14,036,985	14,039,792
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	64,673,939	64,680,406
TOTAL MONEY MARKET FUNDS (Cost $78,720,198)			78,720,198

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $865,217,635)	1,224,723,175
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(68,890,673)
NET ASSETS - 100.0%	1,155,832,502

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,814,113 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,672,306 or 1.5% of net assets.

(f)	Level 3 security.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,489,586 or 0.1% of net assets.

(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	955,966

Aledade Inc Series E1	5/20/2022	536,800

Asimov Inc Series B	10/29/2021	1,209,205

Candid Therapeutics	6/17/2026	5

Candid Therapeutics	6/17/2026	4,914

Candid Therapeutics milestone 1 rights	6/17/2026	34,395

Candid Therapeutics milestone 2 rights	6/17/2026	19,654

CellCentric Ltd Series D	5/1/2026	1,030,887

Cleerly Inc Series C	7/8/2022	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	557,160

Element Biosciences Inc Series C	6/21/2021	1,483,742

Element Biosciences Inc Series D	6/28/2024	573,588

Element Biosciences Inc Series D1	6/28/2024	573,588

ElevateBio LLC Series C	3/9/2021	130,884

Endeavor BioMedicines Inc Series C	4/22/2024	1,357,221

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	197,773

Galvanize Therapeutics Series B	3/29/2022	875,156

Galvanize Therapeutics Series C-1	7/7/2025	519,582

InSightec Ltd Series G	6/17/2024	1,620,091

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	706,324

Kardium Inc/US Series D-7 (Aug 25 Closing)	5/31/2024 - 6/30/2025	1,099,081

Kardium Inc/US Series D-7 (June 25 1st Closing)	8/6/2024	17,285

Kardium Inc/US Series D-7 (June 25 2nd Closing)	8/6/2024	259,254

Manus Bio Inc Series One-6	3/30/2021	1,391,325

Medical Microinstruments Inc/Italy Series C	2/16/2024	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Saluda Medical Inc	3/12/2023 - 10/30/2025	1,865,350

Tubulis GmbH escrow shares	5/21/2026	42

Tubulis GmbH escrow shares	5/21/2026	7,266

Tubulis GmbH rights	5/21/2026	759,675

Wugen Inc 0% 12/31/2199	6/14/2024	353,945

Wugen Inc Series B	7/9/2021	446,566

Zenas Biopharma Inc	10/8/2025	725,952

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Parabilis Medicines Inc	12/7/2026

Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,557,651	119,809,656	111,327,390	111,777	(545)	420	14,039,792	14,036,985	0.0%
Fidelity Securities Lending Cash Central Fund	21,925,335	159,327,817	116,572,746	140,403	-	-	64,680,406	64,673,939	0.1%
Total	27,482,986	279,137,473	227,900,136	252,180	(545)	420	78,720,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	1,130,314,052	1,126,711,851	2,749,076	853,125

Convertible Corporate Bonds
Health Care	1,275,514	-	-	1,275,514

Convertible Preferred Stocks
Health Care	13,951,817	-	-	13,951,817
Materials	461,594	-	-	461,594

Money Market Funds	78,720,198	78,720,198	-	-
Total Investments in Securities:	1,224,723,175	1,205,432,049	2,749,076	16,542,050

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	27,122	-	-	27,122
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	778,323	3,998,409	(2,128)	825,951	(4,747,430)	-	-	-	853,125	(1,394)
Convertible Preferred Stocks	13,338,385	1,372,653	497,384	1,167,274	(1,962,285)	-	-	-	14,413,411	477,730
Convertible Corporate Bonds	1,401,367	-	(23,193)	33,727	(136,387)	-	-	-	1,275,514	(23,193)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,731,338) - See accompanying schedule:
Unaffiliated issuers (cost $786,497,437)	$1,146,002,977
Fidelity Central Funds (cost $78,720,198)	78,720,198

Total Investment in Securities (cost $865,217,635)		$1,224,723,175
Cash		8,616
Foreign currency held at value (cost $99)		99
Receivable for investments sold		7,533,586
Unrealized appreciation on unfunded commitments		27,122
Receivable for fund shares sold		78,988
Dividends receivable		618,697
Interest receivable		73,206
Distributions receivable from Fidelity Central Funds		50,417
Other receivables		2,287
Total assets		1,233,116,193
Liabilities
Payable for investments purchased	$11,167,874
Payable for fund shares redeemed	767,220
Accrued management fee	552,817
Distribution and service plan fees payable	72,597
Other payables and accrued expenses	49,329
Collateral on securities loaned	64,673,854
Total liabilities		77,283,691
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,155,832,502
Net Assets consist of:
Paid in capital		$667,640,126
Total accumulated earnings (loss)		488,192,376
Net Assets		$1,155,832,502

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($119,627,786 ÷ 3,127,103 shares)		$38.26
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($378,758,966 ÷ 10,055,689 shares)		$37.67
Investor Class :
Net Asset Value, offering price and redemption price per share ($657,445,750 ÷ 17,464,505 shares)		$37.64
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$3,773,824
Interest		36,873
Income from Fidelity Central Funds (including $140,403 from security lending)		252,180
Security lending		2,441
Total income		4,065,318
Expenses
Management fee	$3,277,099
Distribution and service plan fees	418,329
Custodian fees and expenses	45,813
Independent trustees' fees and expenses	1,213
Audit fees	22,550
Legal	1,702
Miscellaneous	1,900
Total expenses before reductions	3,768,606
Expense reductions	(1,151)
Total expenses after reductions		3,767,455
Net Investment income (loss)		297,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	134,503,331
Fidelity Central Funds	(545)
Foreign currency transactions	363
Total net realized gain (loss)		134,503,149
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(40,509,643)
Fidelity Central Funds	420
Unfunded commitments	27,122
Assets and liabilities in foreign currencies	(5,512)
Total change in net unrealized appreciation (depreciation)		(40,487,613)
Net gain (loss)		94,015,536
Net increase (decrease) in net assets resulting from operations		$94,313,399
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$297,863	$(1,512,824)
Net realized gain (loss)	134,503,149	92,176,470
Change in net unrealized appreciation (depreciation)	(40,487,613)	47,552,391
Net increase (decrease) in net assets resulting from operations	94,313,399	138,216,037
Distributions to shareholders	(90,188,965)	(76,371,813)

Share transactions - net increase (decrease)	51,123,931	(26,258,918)
Total increase (decrease) in net assets	55,248,365	35,585,306

Net Assets
Beginning of period	1,100,584,137	1,064,998,831
End of period	$1,155,832,502	$1,100,584,137

Financial Highlights
VIP Health Care Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.31	$36.03	$34.27	$32.87	$40.05	$38.41
Income from Investment Operations
Net investment income (loss) A,B	.03	(.01)	- C	- C	(.02)	(.01)
Net realized and unrealized gain (loss)	3.07	4.94	1.76	1.40	(4.96)	4.39
Total from investment operations	3.10	4.93	1.76	1.40	(4.98)	4.38
Distributions from net investment income	-	(.14)	-	-	-	(.04)
Distributions from net realized gain	(3.15)	(2.51)	-	-	(2.20)	(2.71)
Total distributions	(3.15)	(2.65)	-	-	(2.20)	(2.74) D
Net asset value, end of period	$38.26	$38.31	$36.03	$34.27	$32.87	$40.05
Total Return E,F,G	9.01%	14.39%	5.14%	4.26%	(12.41)%	11.73%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.59%	.60%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.59 % J	.59%	.59%	.62%	.63%	.63%
Expenses net of all reductions, if any	.59% J	.59%	.59%	.62%	.63%	.63%
Net investment income (loss)	.18% J	(.02)%	.01%	(.01)%	(.06)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$119,628	$111,971	$110,555	$121,129	$132,871	$172,092
Portfolio turnover rate K	96 % J	65%	44%	49%	43%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Health Care Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.81	$35.61	$33.96	$32.65	$39.89	$38.29
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.09)	(.09)	(.08)	(.10)	(.11)
Net realized and unrealized gain (loss)	3.02	4.86	1.74	1.39	(4.94)	4.38
Total from investment operations	3.01	4.77	1.65	1.31	(5.04)	4.27
Distributions from net investment income	-	(.06)	-	-	-	(.02)
Distributions from net realized gain	(3.15)	(2.51)	-	-	(2.20)	(2.65)
Total distributions	(3.15)	(2.57)	-	-	(2.20)	(2.67)
Net asset value, end of period	$37.67	$37.81	$35.61	$33.96	$32.65	$39.89
Total Return C,D,E	8.88%	14.10%	4.86%	4.01%	(12.62)%	11.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84% H	.84%	.85%	.88%	.88%	.88%
Expenses net of fee waivers, if any	.84 % H	.84%	.85%	.87%	.88%	.87%
Expenses net of all reductions, if any	.84% H	.84%	.85%	.87%	.88%	.87%
Net investment income (loss)	(.07)% H	(.27)%	(.25)%	(.26)%	(.31)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$378,759	$346,500	$309,393	$292,411	$246,472	$275,392
Portfolio turnover rate I	96 % H	65%	44%	49%	43%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Health Care Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.76	$35.56	$33.85	$32.48	$39.64	$38.04
Income from Investment Operations
Net investment income (loss) A,B	.02	(.03)	(.03)	(.03)	(.04)	(.04)
Net realized and unrealized gain (loss)	3.01	4.85	1.74	1.40	(4.92)	4.35
Total from investment operations	3.03	4.82	1.71	1.37	(4.96)	4.31
Distributions from net investment income	-	(.11)	-	-	-	(.03)
Distributions from net realized gain	(3.15)	(2.51)	-	-	(2.20)	(2.68)
Total distributions	(3.15)	(2.62)	-	-	(2.20)	(2.71)
Net asset value, end of period	$37.64	$37.76	$35.56	$33.85	$32.48	$39.64
Total Return C,D,E	8.95%	14.27%	5.05%	4.22%	(12.49)%	11.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.67%	.67%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.67 % H	.67%	.67%	.70%	.70%	.70%
Expenses net of all reductions, if any	.67% H	.67%	.67%	.70%	.70%	.70%
Net investment income (loss)	.10% H	(.10)%	(.07)%	(.08)%	(.14)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$657,446	$642,112	$645,051	$732,038	$814,240	$975,143
Portfolio turnover rate I	96 % H	65%	44%	49%	43%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$853,125	Discounted cash flow	Yield	3.8% - 5.2% / 5.0%	Decrease
			Discount rate	4.5% - 5.2% / 5.1%	Decrease
			Term	0.1 - 6.5 / 5.9	Increase
			Probability rate	5.0% - 90.0% / 29.9%	Increase
		Market approach	Transaction price	$33.33	Increase
			Discount rate	10.0%	Decrease
		Black scholes	Discount rate	4.3%	Increase
			Term	5.0	Increase
			Volatility	70.0%	Increase
Convertible Corporate Bonds	$1,275,514	Market approach	Transaction price	$0.65 - $100.00 / $35.74	Increase
			Discount rate	10.0%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	11.5	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	3.0	Increase
			Volatility	60.0% - 110.0% / 75.3%	Increase
Convertible Preferred Stocks	$14,413,411	Market approach	Transaction price	$0.65 - $33.33 / $10.84	Increase
			Discount rate	10.0% - 25.0% / 10.8%	Decrease
			Premium rate	5.0% - 25.0% / 8.5%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.2 - 11.5 / 5.1	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 5.0 / 3.1	Increase
			Volatility	45.0% - 110.0% / 69.1%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$388,980,247
Gross unrealized depreciation	(34,270,587)
Net unrealized appreciation (depreciation)	$354,709,660
Tax cost	$870,013,515

The Fund elected to defer to its next fiscal year approximately $1,523,692 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via reorganization, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

Investment to be Acquired	Shares	Commitment Amount ($)
Avenzo Therapeutics, Inc.	389,584	510,355
Freenome Holdings, Inc.	54,857	548,570
Korsana Biosciences, Inc.	47,900	127,414
Mentari Therapeutics, Inc.	36,791	82,780
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Health Care Portfolio	508,393,617	551,923,124
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of.25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$418,329

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Health Care Portfolio	9,467

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Health Care Portfolio	32,510,667	50,002,814	4,677,444
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Health Care Portfolio	673
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Health Care Portfolio	15,409	443	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Health Care Portfolio	11,189,463
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,151.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Health Care Portfolio
Distributions to shareholders
Initial Class	$9,163,318	$7,757,404
Service Class 2	28,251,644	22,592,372
Investor Class	52,774,003	46,022,037
Total	$90,188,965	$76,371,813
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Health Care Portfolio
Initial Class
Shares sold	202,223	340,586	$7,088,546	$11,850,110
Reinvestment of distributions	265,989	221,336	9,163,318	7,757,404
Shares redeemed	(264,207)	(706,895)	(9,203,169)	(24,291,416)
Net increase (decrease)	204,005	(144,973)	$7,048,695	$(4,683,902)
Service Class 2
Shares sold	766,305	1,611,091	$25,651,679	$53,085,439
Reinvestment of distributions	831,909	654,935	28,251,644	22,592,372
Shares redeemed	(706,951)	(1,789,222)	(24,950,777)	(62,440,745)
Net increase (decrease)	891,263	476,804	$28,952,546	$13,237,066
Investor Class
Shares sold	185,079	904,324	$6,392,488	$31,583,922
Reinvestment of distributions	1,555,837	1,333,805	52,774,003	46,022,037
Shares redeemed	(1,281,647)	(3,373,461)	(44,043,801)	(112,418,041)
Net increase (decrease)	459,269	(1,135,332)	$15,122,690	$(34,812,082)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Health Care Portfolio	64	1	30
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Health Care Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817376.121
VHCIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Financials Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Financials Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Insurance - 0.8%
AUB Group Ltd	111,610	2,204,264
FRANCE - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Amundi SA (c)(d)	20,800	1,995,162
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Patria Investments Ltd Class A (a)	187,200	2,055,456
MEXICO - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	687,400	1,369,886
PUERTO RICO - 0.8%
Financials - 0.8%
Banks - 0.8%
Popular Inc	12,800	2,101,504
UNITED KINGDOM - 1.8%
Financials - 1.8%
Insurance - 1.8%
Hiscox Ltd	120,292	2,947,098
Lancashire Holdings Ltd	249,047	2,132,399

TOTAL UNITED KINGDOM		5,079,497
UNITED STATES - 94.6%
Financials - 93.6%
Banks - 35.9%
Associated Banc-Corp	92,300	2,840,071
Bank of America Corp	376,800	21,470,065
BOK Financial Corp	17,345	2,408,874
Citigroup Inc	81,100	11,350,756
East West Bancorp Inc	19,400	2,504,346
Eastern Bankshares Inc (a)	116,500	2,590,960
First Interstate BancSystem Inc Class A (a)	42,569	1,641,461
Huntington Bancshares Inc/OH	670	11,879
KeyCorp	119,000	2,742,950
M&T Bank Corp	17,430	4,148,514
Old National Bancorp/IN	182,300	4,721,570
TriCo Bancshares	39,700	2,137,845
Truist Financial Corp	98,300	4,897,306
UMB Financial Corp	23,395	3,339,870
United Community Bank/SC	53,500	1,877,315
US Bancorp	82,400	4,976,960
Wells Fargo & Co	231,477	19,129,259
WesBanco Inc (a)	52,600	2,052,978
Wintrust Financial Corp	14,600	2,346,512
Zions Bancorp NA	25,100	1,736,669
		98,926,160
Capital Markets - 24.4%
Blue Owl Capital Inc Class A (a)	275,200	2,408,000
Carlyle Group Inc/The	37,700	1,587,547
Charles Schwab Corp/The	119,700	11,044,719
Evercore Inc Class A	2,300	785,312
KKR & Co Inc Class A	66,800	6,130,904
Lazard Inc	66,900	2,805,786
Lincoln International Inc Class A	1,900	45,352
LPL Financial Holdings Inc	7,700	2,168,936
MarketAxess Holdings Inc	16,500	1,872,585
Moody's Corp	7,300	3,306,316
Morgan Stanley	35,600	7,441,824
Nasdaq Inc	37,800	2,979,396
Northern Trust Corp	18,400	3,198,656
Perella Weinberg Partners Class A	64,103	1,023,084
Raymond James Financial Inc	30,050	4,568,502
State Street Corp	60,100	10,192,960
Virtu Financial Inc Class A	95,900	5,712,763
		67,272,642
Consumer Finance - 4.4%
Capital One Financial Corp	27,638	5,544,736
FirstCash Holdings Inc	15,338	3,317,916
SLM Corp (a)	126,900	3,291,786
		12,154,438
Financial Services - 13.4%
Apollo Global Management Inc	44,688	5,287,037
Corebridge Financial Inc	82,500	2,361,975
Corpay Inc (b)	10,000	3,332,700
Mastercard Inc Class A	43,500	22,341,600
Voya Financial Inc	40,900	3,702,677
		37,025,989
Insurance - 15.5%
American Financial Group Inc/OH	22,000	3,078,680
Arthur J Gallagher & Co	22,300	5,119,411
Assurant Inc	13,500	3,625,155
Baldwin Insurance Group Inc/The Class A (a)(b)	134,347	3,570,943
Brown & Brown Inc	42,100	2,700,715
Chubb Ltd	20,400	6,951,096
First American Financial Corp	59,600	4,087,964
Reinsurance Group of America Inc	48,102	10,228,891
Selective Insurance Group Inc	33,814	3,280,296
		42,643,151
TOTAL FINANCIALS		258,022,380
Industrials - 1.0%
Professional Services - 1.0%
TransUnion	37,000	2,669,180
TOTAL UNITED STATES		260,691,560
TOTAL COMMON STOCKS (Cost $181,358,865)		275,497,329

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	296,205	296,264
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	8,145,939	8,146,754
TOTAL MONEY MARKET FUNDS (Cost $8,442,988)			8,443,018

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $189,801,853)	283,940,347
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(8,298,423)
NET ASSETS - 100.0%	275,641,924

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,995,162 or 0.7% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,995,162 or 0.7% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,553,065	19,053,499	21,310,349	7,537	(206)	255	296,264	296,205	0.0%
Fidelity Securities Lending Cash Central Fund	8,942,403	74,410,247	75,205,896	8,040	-	-	8,146,754	8,145,939	0.0%
Total	11,495,468	93,463,746	96,516,245	15,577	(206)	255	8,443,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	272,828,149	270,623,885	2,204,264	-
Industrials	2,669,180	2,669,180	-	-

Money Market Funds	8,443,018	8,443,018	-	-
Total Investments in Securities:	283,940,347	281,736,083	2,204,264	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,699,980) - See accompanying schedule:
Unaffiliated issuers (cost $181,358,865)	$275,497,329
Fidelity Central Funds (cost $8,442,988)	8,443,018

Total Investment in Securities (cost $189,801,853)		$283,940,347
Receivable for investments sold		225,315
Dividends receivable		132,998
Distributions receivable from Fidelity Central Funds		2,231
Other receivables		193
Total assets		284,301,084
Liabilities
Payable for fund shares redeemed	$338,696
Accrued management fee	146,337
Distribution and service plan fees payable	942
Other payables and accrued expenses	26,035
Collateral on securities loaned	8,147,150
Total liabilities		8,659,160
Net Assets		$275,641,924
Net Assets consist of:
Paid in capital		$168,023,265
Total accumulated earnings (loss)		107,618,659
Net Assets		$275,641,924

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($26,286,906 ÷ 1,293,774 shares)		$20.32
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($4,692,037 ÷ 232,723 shares)		$20.16
Investor Class :
Net Asset Value, offering price and redemption price per share ($244,662,981 ÷ 12,142,231 shares)		$20.15
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$3,245,948
Income from Fidelity Central Funds (including $8,040 from security lending)		15,577
Security lending		942
Total income		3,262,467
Expenses
Management fee	$940,345
Distribution and service plan fees	5,595
Custodian fees and expenses	8,477
Independent trustees' fees and expenses	341
Audit fees	21,126
Legal	722
Interest	770
Miscellaneous	499
Total expenses		977,875
Net Investment income (loss)		2,284,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,170,429
Fidelity Central Funds	(206)
Foreign currency transactions	(1,469)
Total net realized gain (loss)		12,168,754
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,541,609)
Fidelity Central Funds	255
Assets and liabilities in foreign currencies	(65)
Total change in net unrealized appreciation (depreciation)		(7,541,419)
Net gain (loss)		4,627,335
Net increase (decrease) in net assets resulting from operations		$6,911,927
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,284,592	$4,964,786
Net realized gain (loss)	12,168,754	17,054,465
Change in net unrealized appreciation (depreciation)	(7,541,419)	19,894,803
Net increase (decrease) in net assets resulting from operations	6,911,927	41,914,054
Distributions to shareholders	(13,769,751)	(18,401,385)

Share transactions - net increase (decrease)	(38,052,474)	1,518,306
Total increase (decrease) in net assets	(44,910,298)	25,030,975

Net Assets
Beginning of period	320,552,222	295,521,247
End of period	$275,641,924	$320,552,222

Financial Highlights
VIP Financials Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.50	$18.87	$15.02	$14.01	$15.82	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.16	.32	.33	.33	.30	.32
Net realized and unrealized gain (loss)	.55	2.48	4.47	1.68	(1.57)	3.71
Total from investment operations	.71	2.80	4.80	2.01	(1.27)	4.03
Distributions from net investment income	(.07)	(.34)	(.30)	(.37)	(.29)	(.27)
Distributions from net realized gain	(.82)	(.82)	(.65)	(.62)	(.25)	(.32)
Total distributions	(.89)	(1.17) C	(.95)	(1.00) C	(.54)	(.59)
Net asset value, end of period	$20.32	$20.50	$18.87	$15.02	$14.01	$15.82
Total Return D,E,F	3.46%	15.18%	32.73%	14.73%	(8.33)%	33.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.60%	.62%	.67%	.65%	.65%
Expenses net of fee waivers, if any	.60 % I	.60%	.62%	.66%	.65%	.65%
Expenses net of all reductions, if any	.60% I	.60%	.62%	.66%	.65%	.65%
Net investment income (loss)	1.66% I	1.66%	1.97%	2.44%	2.06%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$26,287	$32,092	$33,783	$23,853	$29,116	$35,491
Portfolio turnover rate J	22 % I	46%	37%	56%	53%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Financials Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$20.37	$18.79	$15.00	$13.36
Income from Investment Operations
Net investment income (loss) B,C	.14	.27	.30	.12
Net realized and unrealized gain (loss)	.53	2.46	4.45	1.82
Total from investment operations	.67	2.73	4.75	1.94
Distributions from net investment income	(.06)	(.33)	(.32)	(.30)
Distributions from net realized gain	(.82)	(.82)	(.65)	-
Total distributions	(.88)	(1.15)	(.96) D	(.30)
Net asset value, end of period	$20.16	$20.37	$18.79	$15.00
Total Return E,F,G	3.29%	14.89%	32.46%	14.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.85% J	.85%	.86%	.92% J
Expenses net of fee waivers, if any	.85 % J	.85%	.86%	.92% J
Expenses net of all reductions, if any	.85% J	.85%	.86%	.92% J
Net investment income (loss)	1.41%	1.41%	1.73%	2.30% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,692	$4,438	$2,533	$190
Portfolio turnover rate K	22 % J	46%	37%	56%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Financials Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.35	$18.75	$14.92	$13.93	$15.73	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.15	.30	.32	.32	.29	.30
Net realized and unrealized gain (loss)	.53	2.46	4.45	1.65	(1.56)	3.70
Total from investment operations	.68	2.76	4.77	1.97	(1.27)	4.00
Distributions from net investment income	(.06)	(.34)	(.29)	(.36)	(.28)	(.26)
Distributions from net realized gain	(.82)	(.82)	(.65)	(.62)	(.25)	(.32)
Total distributions	(.88)	(1.16)	(.94)	(.98)	(.53)	(.58)
Net asset value, end of period	$20.15	$20.35	$18.75	$14.92	$13.93	$15.73
Total Return C,D,E	3.38%	15.08%	32.74%	14.57%	(8.37)%	33.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.68%	.70%	.75%	.73%	.72%
Expenses net of fee waivers, if any	.68 % H	.68%	.69%	.74%	.73%	.72%
Expenses net of all reductions, if any	.68% H	.68%	.69%	.74%	.73%	.72%
Net investment income (loss)	1.58% H	1.58%	1.89%	2.37%	1.99%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$244,663	$284,022	$259,206	$178,049	$197,400	$246,455
Portfolio turnover rate I	22 % H	46%	37%	56%	53%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Financials Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$103,196,606
Gross unrealized depreciation	(9,641,326)
Net unrealized appreciation (depreciation)	$93,555,280
Tax cost	$190,385,067

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Financials Portfolio	32,088,861	79,643,830
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $5,595.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
VIP Financials Portfolio	360

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding.> Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Financials Portfolio	Borrower	3,553,000	3.90%	770

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Financials Portfolio	4,957,280	3,885,419	172,752
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Financials Portfolio	193
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Financials Portfolio	958	9	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Financials Portfolio	7,817,839
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Financials Portfolio
Distributions to shareholders
Initial Class	$1,345,221	$1,960,548
Service Class 2	203,934	196,187
Investor Class	12,220,596	16,244,650
Total	$13,769,751	$18,401,385
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Financials Portfolio
Initial Class
Shares sold	45,344	313,582	$902,544	$5,961,594
Reinvestment of distributions	66,464	99,873	1,345,221	1,960,547
Shares redeemed	(383,230)	(638,216)	(7,375,201)	(12,054,165)
Net increase (decrease)	(271,422)	(224,761)	$(5,127,436)	$(4,132,024)
Service Class 2
Shares sold	51,268	188,334	$1,006,388	$3,602,949
Reinvestment of distributions	9,814	9,561	197,356	187,572
Shares redeemed	(46,241)	(114,821)	(886,650)	(2,227,258)
Net increase (decrease)	14,841	83,074	$317,094	$1,563,263
Investor Class
Shares sold	298,048	2,821,735	$6,015,904	$54,382,110
Reinvestment of distributions	608,595	833,071	12,220,596	16,244,650
Shares redeemed	(2,723,377)	(3,523,498)	(51,478,632)	(66,539,693)
Net increase (decrease)	(1,816,734)	131,308	$(33,242,132)	$4,087,067
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Financials Portfolio	98
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Financials Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817370.121
VFSIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Energy Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Energy Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 7.3%
Energy - 7.3%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp	254,200	2,969,924
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd (a)	326,360	12,914,030
Cenovus Energy Inc	1,080,800	26,817,100
Imperial Oil Ltd	8,500	954,493
		40,685,623
TOTAL CANADA		43,655,547
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	49,500	1,156,486
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	186,800	1,581,436
UNITED KINGDOM - 4.5%
Energy - 4.5%
Energy Equipment & Services - 4.5%
Subsea 7 SA	38,300	1,307,814
TechnipFMC PLC	390,926	25,918,394

TOTAL UNITED KINGDOM		27,226,208
UNITED STATES - 87.3%
Energy - 85.4%
Energy Equipment & Services - 14.0%
Baker Hughes Co Class A	385,900	21,417,450
Flowco Holdings Inc Class A	70,200	1,498,068
Halliburton Co	279,700	9,495,815
Kodiak Gas Services Inc	71,800	5,394,334
National Energy Services Reunited Corp (b)	581,555	17,405,941
Select Water Solutions Inc Class A	188,900	3,774,222
SLB Ltd	454,049	21,108,738
Weatherford International PLC	45,400	3,700,100
		83,794,668
Oil, Gas & Consumable Fuels - 71.4%
Antero Resources Corp (b)	195,560	6,871,978
California Resources Corp (a)	37,000	1,956,190
Cheniere Energy Inc	98,090	23,444,491
Chevron Corp	385,474	63,896,170
ConocoPhillips	139,609	14,513,752
Diamondback Energy Inc	91,800	16,136,604
Energy Transfer LP	1,208,730	23,110,918
Expand Energy Corp	47,700	4,349,763
Exxon Mobil Corp	1,027,125	140,428,530
Kinder Morgan Inc	345,400	11,042,438
Marathon Petroleum Corp	131,276	33,563,335
Ovintiv Inc	222,260	11,701,989
Permian Resources Holdings Inc/DE Class A	617,400	11,366,334
Range Resources Corp	162,860	6,056,763
Targa Resources Corp	83,700	22,443,318
Valero Energy Corp	102,020	26,570,089
Williams Cos Inc/The	147,000	10,927,980
		428,380,642
TOTAL ENERGY		512,175,310
Utilities - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
Vistra Corp	73,829	11,711,494
TOTAL UNITED STATES		523,886,804
TOTAL COMMON STOCKS (Cost $313,091,852)		597,506,481

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	1,769,355	1,769,708
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	10,048,348	10,049,353
TOTAL MONEY MARKET FUNDS (Cost $11,819,061)			11,819,061

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $324,910,913)	609,325,542
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(9,487,980)
NET ASSETS - 100.0%	599,837,562

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	788,074	119,280,905	118,299,246	63,564	(25)	-	1,769,708	1,769,355	0.0%
Fidelity Securities Lending Cash Central Fund	1,783,635	93,120,293	84,854,575	13,748	-	-	10,049,353	10,048,348	0.0%
Total	2,571,709	212,401,198	203,153,821	77,312	(25)	-	11,819,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	585,794,987	584,638,501	1,156,486	-
Utilities	11,711,494	11,711,494	-	-

Money Market Funds	11,819,061	11,819,061	-	-
Total Investments in Securities:	609,325,542	608,169,056	1,156,486	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,644,310) - See accompanying schedule:
Unaffiliated issuers (cost $313,091,852)	$597,506,481
Fidelity Central Funds (cost $11,819,061)	11,819,061

Total Investment in Securities (cost $324,910,913)		$609,325,542
Foreign currency held at value (cost $148,436)		148,435
Receivable for investments sold		1,004,926
Receivable for fund shares sold		493,207
Dividends receivable		275,967
Distributions receivable from Fidelity Central Funds		7,531
Other receivables		7,484
Total assets		611,263,092
Liabilities
Payable for fund shares redeemed	$961,859
Accrued management fee	329,941
Distribution and service plan fees payable	62,548
Other payables and accrued expenses	24,864
Collateral on securities loaned	10,046,318
Total liabilities		11,425,530
Net Assets		$599,837,562
Net Assets consist of:
Paid in capital		$294,657,338
Total accumulated earnings (loss)		305,180,224
Net Assets		$599,837,562

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($49,733,574 ÷ 1,457,227 shares)		$34.13
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($288,722,414 ÷ 8,524,913 shares)		$33.87
Investor Class :
Net Asset Value, offering price and redemption price per share ($261,381,574 ÷ 7,677,149 shares)		$34.05
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$6,946,968
Income from Fidelity Central Funds (including $13,748 from security lending)		77,312
Security lending		8
Total income		7,024,288
Expenses
Management fee	$1,958,313
Distribution and service plan fees	364,620
Custodian fees and expenses	6,091
Independent trustees' fees and expenses	660
Audit fees	21,473
Legal	942
Interest	6,423
Miscellaneous	746
Total expenses		2,359,268
Net Investment income (loss)		4,665,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,386,496
Fidelity Central Funds	(25)
Foreign currency transactions	(8,042)
Total net realized gain (loss)		31,378,429
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	82,602,644
Assets and liabilities in foreign currencies	(1,297)
Total change in net unrealized appreciation (depreciation)		82,601,347
Net gain (loss)		113,979,776
Net increase (decrease) in net assets resulting from operations		$118,644,796
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,665,020	$8,883,713
Net realized gain (loss)	31,378,429	17,920,665
Change in net unrealized appreciation (depreciation)	82,601,347	16,774,617
Net increase (decrease) in net assets resulting from operations	118,644,796	43,578,995
Distributions to shareholders	(2,462,939)	(9,079,396)

Share transactions - net increase (decrease)	31,055,458	(38,305,493)
Total increase (decrease) in net assets	147,237,315	(3,805,894)

Net Assets
Beginning of period	452,600,247	456,406,141
End of period	$599,837,562	$452,600,247

Financial Highlights
VIP Energy Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.28	$25.19	$24.73	$25.16	$15.77	$10.41
Income from Investment Operations
Net investment income (loss) A,B	.28	.55	.52	.52	.69	.48 C
Net realized and unrealized gain (loss)	6.72	2.12	.55	(.27)	9.26	5.24
Total from investment operations	7.00	2.67	1.07	.25	9.95	5.72
Distributions from net investment income	(.15)	(.58)	(.61)	(.68)	(.56)	(.36)
Total distributions	(.15)	(.58)	(.61)	(.68)	(.56)	(.36)
Net asset value, end of period	$34.13	$27.28	$25.19	$24.73	$25.16	$15.77
Total Return D,E,F	25.68%	10.59%	4.30%	.98%	63.18%	55.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.60%	.60%	.65%	.64%	.65%
Expenses net of fee waivers, if any	.59 % I	.60%	.60%	.64%	.64%	.65%
Expenses net of all reductions, if any	.59% I	.60%	.60%	.64%	.64%	.65%
Net investment income (loss)	1.62% I	2.13%	1.94%	2.09%	3.02%	3.35% C
Supplemental Data
Net assets, end of period (000 omitted)	$49,734	$37,885	$40,600	$50,598	$101,150	$30,777
Portfolio turnover rate J	43 % I	13%	17%	24%	50%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.97%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Energy Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.10	$25.03	$24.59	$25.03	$15.69	$10.37
Income from Investment Operations
Net investment income (loss) A,B	.23	.48	.45	.46	.62	.44 C
Net realized and unrealized gain (loss)	6.68	2.11	.55	(.29)	9.23	5.21
Total from investment operations	6.91	2.59	1.00	.17	9.85	5.65
Distributions from net investment income	(.14)	(.52)	(.56)	(.61)	(.51)	(.33)
Total distributions	(.14)	(.52)	(.56)	(.61)	(.51)	(.33)
Net asset value, end of period	$33.87	$27.10	$25.03	$24.59	$25.03	$15.69
Total Return D,E,F	25.51%	10.34%	4.02%	.70%	62.87%	54.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84% I	.85%	.86%	.90%	.89%	.90%
Expenses net of fee waivers, if any	.84 % I	.85%	.85%	.89%	.88%	.90%
Expenses net of all reductions, if any	.84% I	.85%	.85%	.89%	.88%	.90%
Net investment income (loss)	1.37% I	1.88%	1.68%	1.84%	2.77%	3.10% C
Supplemental Data
Net assets, end of period (000 omitted)	$288,722	$229,054	$214,946	$214,391	$259,298	$120,827
Portfolio turnover rate J	43 % I	13%	17%	24%	50%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.72%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Energy Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.22	$25.13	$24.67	$25.10	$15.73	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.27	.53	.50	.50	.67	.47 C
Net realized and unrealized gain (loss)	6.71	2.11	.54	(.27)	9.25	5.22
Total from investment operations	6.98	2.64	1.04	.23	9.92	5.69
Distributions from net investment income	(.15)	(.55)	(.58)	(.66)	(.55)	(.35)
Total distributions	(.15)	(.55)	(.58)	(.66)	(.55)	(.35)
Net asset value, end of period	$34.05	$27.22	$25.13	$24.67	$25.10	$15.73
Total Return D,E,F	25.66%	10.49%	4.20%	.91%	63.13%	55.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.68%	.68%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.67 % I	.68%	.68%	.72%	.71%	.72%
Expenses net of all reductions, if any	.67% I	.68%	.68%	.72%	.71%	.72%
Net investment income (loss)	1.54% I	2.05%	1.86%	2.01%	2.94%	3.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$261,382	$185,661	$200,860	$259,615	$417,415	$162,978
Portfolio turnover rate J	43 % I	13%	17%	24%	50%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.90%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$291,612,120
Gross unrealized depreciation	(8,574,122)
Net unrealized appreciation (depreciation)	$283,037,998
Tax cost	$326,287,544

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(11,586,650)
Long-term	-
Total capital loss carryforward	$(11,586,650)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Energy Portfolio	164,969,103	131,814,710
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets. For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $364,620.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Energy Portfolio	2,054

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Energy Portfolio	Borrower	7,454,125	3.88%	6,423

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Energy Portfolio	6,553,515	9,078,451	3,594,305
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Energy Portfolio	338
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Energy Portfolio	1,498	183	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Energy Portfolio
Distributions to shareholders
Initial Class	$206,872	$827,948
Service Class 2	1,160,006	4,375,372
Investor Class	1,096,061	3,876,076
Total	$2,462,939	$9,079,396
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Energy Portfolio
Initial Class
Shares sold	388,618	181,075	$13,711,160	$4,759,799
Reinvestment of distributions	6,371	30,321	206,872	827,948
Shares redeemed	(326,496)	(434,608)	(11,395,069)	(11,216,108)
Net increase (decrease)	68,493	(223,212)	$2,522,963	$(5,628,361)
Service Class 2
Shares sold	1,737,401	1,983,608	$60,939,163	$51,039,064
Reinvestment of distributions	35,969	161,035	1,160,006	4,375,372
Shares redeemed	(1,701,403)	(2,278,704)	(59,440,086)	(58,781,771)
Net increase (decrease)	71,967	(134,061)	$2,659,083	$(3,367,335)
Investor Class
Shares sold	3,321,330	738,131	$113,139,228	$19,440,690
Reinvestment of distributions	33,829	142,320	1,096,061	3,876,076
Shares redeemed	(2,497,716)	(2,053,531)	(88,361,877)	(52,626,563)
Net increase (decrease)	857,443	(1,173,080)	$25,873,412	$(29,309,797)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Energy Portfolio	51	1	25
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Energy Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817382.121
VNRIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Consumer Staples Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Consumer Staples Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
ITALY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Investindustrial Advisors SpA rights (a)(b)	37,916	72,419
UNITED KINGDOM - 5.9%
Consumer Staples - 5.9%
Beverages - 1.8%
Diageo PLC	209,961	4,228,635
Food Products - 1.0%
Nomad Foods Ltd	212,541	2,327,324
Tobacco - 3.1%
British American Tobacco PLC ADR	115,600	7,139,456
TOTAL UNITED KINGDOM		13,695,415
UNITED STATES - 93.9%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Amazon.com Inc (b)	9,400	2,240,396
Consumer Staples - 92.9%
Beverages - 25.4%
Boston Beer Co Inc/The Class A (b)(d)	5,150	911,705
Brown-Forman Corp Class B (d)	22,900	610,285
Celsius Holdings Inc (b)(d)	43,500	1,273,680
Coca-Cola Co/The	363,938	29,577,242
Constellation Brands Inc Class A	43,116	5,997,004
Keurig Dr Pepper Inc (d)	431,573	14,125,384
Monster Beverage Corp (b)	20,678	1,987,569
PepsiCo Inc	22,902	3,100,931
Primo Brands Corp Class A	39,600	967,824
		58,551,624
Consumer Staples Distribution & Retail - 30.9%
Albertsons Cos Inc Class A	162,900	2,204,037
BJ's Wholesale Club Holdings Inc (b)	65,600	5,721,632
Costco Wholesale Corp	21,800	20,393,246
Dollar Tree Inc (b)	19,100	2,310,145
Kroger Co/The	81,500	4,525,695
Performance Food Group Co (b)	16,400	1,833,356
Sprouts Farmers Market Inc (b)(d)	27,200	2,300,576
Target Corp	68,013	8,883,178
US Foods Holding Corp (b)	38,700	3,957,075
Walmart Inc	167,927	19,019,412
		71,148,352
Food Products - 11.1%
Bunge Global SA	37,207	3,971,103
Darling Ingredients Inc (b)	9,500	518,890
Freshpet Inc (b)(d)	47,000	2,778,640
Hershey Co/The	4,300	754,435
JM Smucker Co	16,700	1,878,750
Lamb Weston Holdings Inc (d)	35,352	1,526,499
McCormick & Co Inc/MD	39,500	1,991,590
Mondelez International Inc (d)	175,761	10,166,017
Post Holdings Inc (b)(d)	13,000	1,147,380
Simply Good Foods Co/The (b)	14,400	191,232
Tyson Foods Inc Class A	10,600	606,850
		25,531,386
Household Products - 15.4%
Clorox Co/The	5,300	505,832
Energizer Holdings Inc (d)	228,787	4,905,193
Kimberly-Clark Corp (d)	52,700	5,784,879
Procter & Gamble Co/The	166,375	24,397,230
		35,593,134
Personal Care Products - 6.6%
BellRing Brands Inc (b)(d)	58,500	756,990
elf Beauty Inc (b)(d)	7,500	555,000
Estee Lauder Cos Inc/The Class A	35,445	2,798,383
Herbalife Ltd (b)(d)	30,400	399,760
Kenvue Inc	565,886	10,814,081
		15,324,214
Tobacco - 3.5%
JUUL Labs Inc Class A (a)(b)(c)	746,394	1,418,149
Philip Morris International Inc	35,643	6,448,175
Turning Point Brands Inc	3,800	322,278
		8,188,602
TOTAL CONSUMER STAPLES		214,337,312
TOTAL UNITED STATES		216,577,708
TOTAL COMMON STOCKS (Cost $178,606,659)		230,345,542

Money Market Funds - 16.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	257,324	257,376
Fidelity Securities Lending Cash Central Fund (e)(f)	3.69	38,393,156	38,396,995
TOTAL MONEY MARKET FUNDS (Cost $38,654,370)			38,654,371

TOTAL INVESTMENT IN SECURITIES - 116.5% (Cost $217,261,029)	268,999,913
NET OTHER ASSETS (LIABILITIES) - (16.5)%	(38,001,595)
NET ASSETS - 100.0%	230,998,318

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,418,149 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/2024	757,568

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,934	20,054,333	19,828,889	12,100	(6)	4	257,376	257,324	0.0%
Fidelity Securities Lending Cash Central Fund	12,229,754	167,143,414	140,976,173	6,756	-	-	38,396,995	38,393,156	0.1%
Total	12,261,688	187,197,747	160,805,062	18,856	(6)	4	38,654,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	2,240,396	2,240,396	-	-
Consumer Staples	228,032,727	222,385,943	4,228,635	1,418,149
Financials	72,419	-	-	72,419

Money Market Funds	38,654,371	38,654,371	-	-
Total Investments in Securities:	268,999,913	263,280,710	4,228,635	1,490,568
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,517,127) - See accompanying schedule:
Unaffiliated issuers (cost $178,606,659)	$230,345,542
Fidelity Central Funds (cost $38,654,370)	38,654,371

Total Investment in Securities (cost $217,261,029)		$268,999,913
Cash		55,197
Foreign currency held at value (cost $135)		134
Receivable for investments sold		3,736,818
Receivable for fund shares sold		50,347
Dividends receivable		491,467
Distributions receivable from Fidelity Central Funds		1,782
Other receivables		9
Total assets		273,335,667
Liabilities
Payable for investments purchased	$3,768,406
Payable for fund shares redeemed	21,745
Accrued management fee	124,839
Distribution and service plan fees payable	386
Other payables and accrued expenses	25,003
Collateral on securities loaned	38,396,970
Total liabilities		42,337,349
Net Assets		$230,998,318
Net Assets consist of:
Paid in capital		$177,373,993
Total accumulated earnings (loss)		53,624,325
Net Assets		$230,998,318

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($24,451,069 ÷ 1,299,192 shares)		$18.82
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,922,369 ÷ 102,834 shares)		$18.69
Investor Class :
Net Asset Value, offering price and redemption price per share ($204,624,880 ÷ 10,946,718 shares)		$18.69
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$2,880,146
Income from Fidelity Central Funds (including $6,756 from security lending)		18,856
Security lending		1,028
Total income		2,900,030
Expenses
Management fee	$735,086
Distribution and service plan fees	2,664
Custodian fees and expenses	3,245
Independent trustees' fees and expenses	250
Audit fees	23,872
Legal	1,586
Miscellaneous	353
Total expenses		767,056
Net Investment income (loss)		2,132,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	677,454
Fidelity Central Funds	(6)
Foreign currency transactions	(711)
Total net realized gain (loss)		676,737
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,473,875
Fidelity Central Funds	4
Assets and liabilities in foreign currencies	(22)
Total change in net unrealized appreciation (depreciation)		19,473,857
Net gain (loss)		20,150,594
Net increase (decrease) in net assets resulting from operations		$22,283,568
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,132,974	$4,277,343
Net realized gain (loss)	676,737	6,457,999
Change in net unrealized appreciation (depreciation)	19,473,857	(17,695,995)
Net increase (decrease) in net assets resulting from operations	22,283,568	(6,960,653)
Distributions to shareholders	(6,045,167)	(17,474,606)

Share transactions - net increase (decrease)	9,589,133	(5,473,038)
Total increase (decrease) in net assets	25,827,534	(29,908,297)

Net Assets
Beginning of period	205,170,784	235,079,081
End of period	$230,998,318	$205,170,784

Financial Highlights
VIP Consumer Staples Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.43	$19.52	$19.40	$19.46	$21.13	$19.84
Income from Investment Operations
Net investment income (loss) A,B	.18	.37	.41	.38	.35	.38
Net realized and unrealized gain (loss)	1.72	(.96)	.65	.21	(.48)	2.27
Total from investment operations	1.90	(.59)	1.06	.59	(.13)	2.65
Distributions from net investment income	(.06)	(.36)	(.48) C	(.39)	(.35)	(.40)
Distributions from net realized gain	(.45)	(1.14)	(.47) C	(.27)	(1.19)	(.96)
Total distributions	(.51)	(1.50)	(.94) D	(.65) D	(1.54)	(1.36)
Net asset value, end of period	$18.82	$17.43	$19.52	$19.40	$19.46	$21.13
Total Return E,F,G	10.87%	(2.98)%	5.57%	3.14%	(.62)%	14.24%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61% J	.61%	.62%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.61 % J	.61%	.62%	.65%	.65%	.65%
Expenses net of all reductions, if any	.61% J	.61%	.62%	.65%	.65%	.65%
Net investment income (loss)	1.96% J	2.03%	2.06%	1.94%	1.84%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$24,451	$20,805	$22,401	$23,583	$26,707	$22,366
Portfolio turnover rate K	47 % J	55%	46%	53%	46%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Staples Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$17.33	$19.45	$19.38	$20.26
Income from Investment Operations
Net investment income (loss) B,C	.16	.32	.36	.15
Net realized and unrealized gain (loss)	1.71	(.95)	.65	(.45)
Total from investment operations	1.87	(.63)	1.01	(.30)
Distributions from net investment income	(.06)	(.35)	(.47) D	(.32)
Distributions from net realized gain	(.45)	(1.14)	(.47) D	(.27)
Total distributions	(.51)	(1.49)	(.94)	(.58) E
Net asset value, end of period	$18.69	$17.33	$19.45	$19.38
Total Return F,G,H	10.73%	(3.23)%	5.29%	(1.37)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.85% K	.86%	.88%	.91% K
Expenses net of fee waivers, if any	.85 % K	.86%	.88%	.91% K
Expenses net of all reductions, if any	.85% K	.86%	.88%	.91% K
Net investment income (loss)	1.72% K	1.78%	1.81%	2.11% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,922	$1,293	$785	$339
Portfolio turnover rate L	47 % K	55%	46%	53%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Staples Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.32	$19.40	$19.29	$19.35	$21.02	$19.75
Income from Investment Operations
Net investment income (loss) A,B	.17	.35	.39	.36	.34	.37
Net realized and unrealized gain (loss)	1.71	(.94)	.65	.22	(.48)	2.24
Total from investment operations	1.88	(.59)	1.04	.58	(.14)	2.61
Distributions from net investment income	(.06)	(.34)	(.46) C	(.37)	(.34)	(.38)
Distributions from net realized gain	(.45)	(1.14)	(.47) C	(.27)	(1.19)	(.96)
Total distributions	(.51)	(1.49) D	(.93)	(.64)	(1.53)	(1.34)
Net asset value, end of period	$18.69	$17.32	$19.40	$19.29	$19.35	$21.02
Total Return E,F,G	10.82%	(3.04)%	5.45%	3.08%	(.69)%	14.11%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69% J	.69%	.70%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.69 % J	.69%	.70%	.72%	.73%	.73%
Expenses net of all reductions, if any	.69% J	.69%	.70%	.72%	.73%	.73%
Net investment income (loss)	1.88% J	1.95%	1.99%	1.86%	1.76%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$204,625	$183,073	$211,893	$237,792	$265,098	$237,025
Portfolio turnover rate K	47 % J	55%	46%	53%	46%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$60,636,188
Gross unrealized depreciation	(10,087,608)
Net unrealized appreciation (depreciation)	$50,548,580
Tax cost	$218,451,333

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Consumer Staples Portfolio	57,746,224	52,218,839
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.57
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $2,664.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Consumer Staples Portfolio	1,435

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Consumer Staples Portfolio	2,553,095	5,195,696	32,472
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Consumer Staples Portfolio	136
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Consumer Staples Portfolio	810	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Consumer Staples Portfolio	3,860,345
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Consumer Staples Portfolio
Distributions to shareholders
Initial Class	$608,967	$1,717,910
Service Class 2	40,178	72,273
Investor Class	5,396,022	15,684,423
Total	$6,045,167	$17,474,606
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Consumer Staples Portfolio
Initial Class
Shares sold	171,844	297,568	$3,188,884	$5,391,627
Reinvestment of distributions	31,883	97,443	608,967	1,717,910
Shares redeemed	(98,510)	(348,798)	(1,832,974)	(6,306,734)
Net increase (decrease)	105,217	46,213	$1,964,877	$802,803
Service Class 2
Shares sold	126,940	60,688	$2,415,732	$1,099,584
Reinvestment of distributions	1,984	3,701	37,670	64,913
Shares redeemed	(100,684)	(30,170)	(1,859,934)	(547,605)
Net increase (decrease)	28,240	34,219	$593,468	$616,892
Investor Class
Shares sold	736,309	573,947	$13,482,655	$10,295,958
Reinvestment of distributions	284,300	895,562	5,396,022	15,684,423
Shares redeemed	(646,694)	(1,818,685)	(11,847,889)	(32,873,114)
Net increase (decrease)	373,915	(349,176)	$7,030,788	$(6,892,733)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of record of the outstanding shares as follows:

Fund	Affiliated %
VIP Consumer Staples Portfolio	94
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Consumer Staples Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.850997.119
VCSP-SANN-0826
Fidelity® Variable Insurance Products:

VIP Consumer Discretionary Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Consumer Discretionary Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	1,073	1,821,299
CANADA - 2.4%
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International Inc	28,550	2,070,819
Specialty Retail - 1.4%
Aritzia Inc Subordinate Voting Shares (a)	27,525	3,035,173
TOTAL CANADA		5,105,992
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,089	602,283
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (a)	11,534	408,534
UNITED STATES - 96.0%
Consumer Discretionary - 93.2%
Automobile Components - 1.9%
Aptiv PLC (a)	26,410	1,621,046
Dauch Corp (a)	153,420	831,536
LCI Industries	9,800	1,037,624
Versigent PLC (b)	16,766	704,340
		4,194,546
Automobiles - 18.2%
General Motors Co	48,480	3,736,838
Tesla Inc (a)	83,434	35,092,341
		38,829,179
Broadline Retail - 23.4%
Amazon.com Inc (a)	193,627	46,149,059
Etsy Inc (a)	19,360	1,458,389
Ollie's Bargain Outlet Holdings Inc (a)(b)	31,220	2,400,194
		50,007,642
Hotels, Restaurants & Leisure - 17.3%
Aramark	23,615	1,343,694
Booking Holdings Inc	19,170	3,416,861
Carnival Corp Ltd	123,930	3,540,680
Chipotle Mexican Grill Inc (a)	70,600	2,400,400
Churchill Downs Inc	19,178	1,719,116
Domino's Pizza Inc (b)	9,716	2,876,325
Hilton Worldwide Holdings Inc	19,435	6,422,490
Marriott International Inc/MD Class A1	4,824	1,787,726
McDonald's Corp	24,668	6,668,007
Red Rock Resorts Inc Class A (b)	30,420	1,979,125
Royal Caribbean Cruises Ltd	5,985	1,900,417
Starbucks Corp	18,340	1,874,165
Wyndham Hotels & Resorts Inc	12,700	1,069,466
		36,998,472
Household Durables - 6.1%
Cavco Industries Inc (a)	3,130	1,923,009
Leggett & Platt Inc	23,500	275,185
Meritage Homes Corp	16,200	1,358,370
PulteGroup Inc	23,305	3,197,679
Somnigroup International Inc (b)	61,733	4,839,867
TopBuild Corp (a)	3,835	1,359,623
		12,953,733
Specialty Retail - 23.3%
Academy Sports & Outdoors Inc (b)	53,120	2,503,546
Bath & Body Works Inc	38,600	892,818
Bob's Discount Furniture Inc (b)	47,600	753,032
Dick's Sporting Goods Inc	18,933	4,294,194
Floor & Decor Holdings Inc Class A (a)(b)	62,351	3,701,155
Gap Inc/The (b)	32,390	605,045
Group 1 Automotive Inc	4,240	1,234,561
Home Depot Inc/The	26,911	9,490,972
Lithia Motors Inc	6,180	1,795,228
Lowe's Cos Inc	39,413	8,690,172
O'Reilly Automotive Inc (a)	5,955	548,396
RH (a)(b)	6,200	1,021,326
Ross Stores Inc	19,065	4,057,985
Sally Beauty Holdings Inc (a)(b)	57,703	815,920
TJX Cos Inc/The	42,173	6,389,210
Wayfair Inc Class A (a)	11,066	1,022,720
Williams-Sonoma Inc	8,880	2,069,928
		49,886,208
Textiles, Apparel & Luxury Goods - 3.0%
Capri Holdings Ltd (a)	31,550	585,884
Deckers Outdoor Corp (a)	18,739	1,860,596
NIKE Inc Class B	20,086	824,530
PVH Corp	18,335	1,361,557
Tapestry Inc	11,759	1,721,282
		6,353,849
TOTAL CONSUMER DISCRETIONARY		199,223,629
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
Dollar Tree Inc (a)	26,399	3,192,959
Performance Food Group Co (a)	5,746	642,345
TOTAL CONSUMER STAPLES		3,835,304
Materials - 1.0%
Construction Materials - 1.0%
James Hardie Industries PLC depository receipt (a)	76,864	2,032,230
TOTAL UNITED STATES		205,091,163
TOTAL COMMON STOCKS (Cost $97,720,692)		213,029,271

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	843,183	843,351
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	6,368,533	6,369,170
TOTAL MONEY MARKET FUNDS (Cost $7,212,521)			7,212,521

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $104,933,213)	220,241,792
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(6,532,105)
NET ASSETS - 100.0%	213,709,687

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	236,261	15,668,878	15,061,785	10,983	(3)	-	843,351	843,183	0.0%
Fidelity Securities Lending Cash Central Fund	4,854,078	39,282,518	37,767,426	4,250	(32)	32	6,369,170	6,368,533	0.0%
Total	5,090,339	54,951,396	52,829,211	15,233	(35)	32	7,212,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	207,161,737	206,559,454	602,283	-
Consumer Staples	3,835,304	3,835,304	-	-
Materials	2,032,230	-	2,032,230	-

Money Market Funds	7,212,521	7,212,521	-	-
Total Investments in Securities:	220,241,792	217,607,279	2,634,513	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,368,457) - See accompanying schedule:
Unaffiliated issuers (cost $97,720,692)	$213,029,271
Fidelity Central Funds (cost $7,212,521)	7,212,521

Total Investment in Securities (cost $104,933,213)		$220,241,792
Cash		6,027
Receivable for investments sold		52,769
Receivable for fund shares sold		2
Dividends receivable		52,425
Distributions receivable from Fidelity Central Funds		2,543
Other receivables		2,316
Total assets		220,357,874
Liabilities
Payable for fund shares redeemed	$138,610
Accrued management fee	115,957
Distribution and service plan fees payable	400
Other payables and accrued expenses	24,103
Collateral on securities loaned	6,369,117
Total liabilities		6,648,187
Net Assets		$213,709,687
Net Assets consist of:
Paid in capital		$80,292,588
Total accumulated earnings (loss)		133,417,099
Net Assets		$213,709,687

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($15,820,965 ÷ 433,428 shares)		$36.50
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,937,623 ÷ 53,462 shares)		$36.24
Investor Class :
Net Asset Value, offering price and redemption price per share ($195,951,099 ÷ 5,413,327 shares)		$36.20
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$833,064
Income from Fidelity Central Funds (including $4,250 from security lending)		15,233
Security lending		1,521
Total income		849,818
Expenses
Management fee	$722,645
Distribution and service plan fees	2,415
Custodian fees and expenses	1,659
Independent trustees' fees and expenses	258
Audit fees	28,730
Legal	1,579
Miscellaneous	370
Total expenses		757,656
Net Investment income (loss)		92,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,287,271
Fidelity Central Funds	(35)
Foreign currency transactions	(2,434)
Total net realized gain (loss)		18,284,802
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,166,768)
Fidelity Central Funds	32
Assets and liabilities in foreign currencies	(131)
Total change in net unrealized appreciation (depreciation)		(18,166,867)
Net gain (loss)		117,935
Net increase (decrease) in net assets resulting from operations		$210,097
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,162	$82,384
Net realized gain (loss)	18,284,802	19,051,522
Change in net unrealized appreciation (depreciation)	(18,166,867)	(6,159,711)
Net increase (decrease) in net assets resulting from operations	210,097	12,974,195
Distributions to shareholders	(18,978,998)	(28,101,672)

Share transactions - net increase (decrease)	(761,383)	(10,822,190)
Total increase (decrease) in net assets	(19,530,284)	(25,949,667)

Net Assets
Beginning of period	233,239,971	259,189,638
End of period	$213,709,687	$233,239,971

Financial Highlights
VIP Consumer Discretionary Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.61	$41.52	$33.40	$23.54	$39.33	$34.37
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.05	.04	.01	(.04)
Net realized and unrealized gain (loss)	.09	2.52	8.19	9.84	(12.80)	6.56
Total from investment operations	.12	2.56	8.24	9.88	(12.79)	6.52
Distributions from net investment income	(.03)	(.03)	(.02)	(.02)	-	-
Distributions from net realized gain	(3.20)	(4.44)	(.11)	-	(3.00)	(1.56)
Total distributions	(3.23)	(4.47)	(.12) C	(.02)	(3.00)	(1.56)
Net asset value, end of period	$36.50	$39.61	$41.52	$33.40	$23.54	$39.33
Total Return D,E,F	.29%	6.80%	24.71%	41.99%	(34.63)%	19.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.61%	.62%	.65%	.66%	.65%
Expenses net of fee waivers, if any	.61 % I	.61%	.62%	.65%	.66%	.65%
Expenses net of all reductions, if any	.61% I	.61%	.62%	.65%	.66%	.65%
Net investment income (loss)	.16% I	.11%	.14%	.13%	.04%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,821	$17,465	$21,578	$22,709	$16,567	$32,788
Portfolio turnover rate J	26 % I	19%	25%	35%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Discretionary Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$39.37	$41.38	$33.37	$30.31
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.05)	(.04)	(.01)
Net realized and unrealized gain (loss)	.09	2.50	8.17	3.09
Total from investment operations	.07	2.45	8.13	3.08
Distributions from net investment income	-	(.02)	(.01)	(.02)
Distributions from net realized gain	(3.20)	(4.44)	(.11)	-
Total distributions	(3.20)	(4.46)	(.12)	(.02)
Net asset value, end of period	$36.24	$39.37	$41.38	$33.37
Total Return D,E,F	.17%	6.54%	24.38%	10.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.86% I	.86%	.86%	.91% I
Expenses net of fee waivers, if any	.86 % I	.86%	.86%	.90% I
Expenses net of all reductions, if any	.86% I	.86%	.86%	.90% I
Net investment income (loss)	(.09)% I	(.14)%	(.10)%	(.09)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,938	$1,933	$932	$266
Portfolio turnover rate J	26 % I	19%	25%	35%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Discretionary Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.31	$41.26	$33.22	$23.41	$39.17	$34.24
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	.02	.02	(.01)	(.07)
Net realized and unrealized gain (loss)	.10	2.51	8.14	9.79	(12.75)	6.54
Total from investment operations	.11	2.52	8.16	9.81	(12.76)	6.47
Distributions from net investment income	(.01)	(.03)	(.01)	- C	-	-
Distributions from net realized gain	(3.20)	(4.44)	(.11)	-	(3.00)	(1.54)
Total distributions	(3.22) D	(4.47)	(.12)	- C	(3.00)	(1.54)
Net asset value, end of period	$36.20	$39.31	$41.26	$33.22	$23.41	$39.17
Total Return E,F,G	.27%	6.73%	24.59%	41.92%	(34.70)%	19.32%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69% J	.69%	.70%	.73%	.74%	.72%
Expenses net of fee waivers, if any	.69 % J	.69%	.70%	.72%	.73%	.72%
Expenses net of all reductions, if any	.69% J	.69%	.70%	.72%	.73%	.72%
Net investment income (loss)	.08% J	.03%	.06%	.06%	(.03)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$195,951	$213,842	$236,680	$231,646	$158,200	$295,060
Portfolio turnover rate K	26 % J	19%	25%	35%	34%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$118,206,913
Gross unrealized depreciation	(3,274,519)
Net unrealized appreciation (depreciation)	$114,932,394
Tax cost	$105,309,398
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Consumer Discretionary Portfolio	28,494,789	48,907,036
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $2,415.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Consumer Discretionary Portfolio	394

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Consumer Discretionary Portfolio	1,740,164	1,099,571	515,780
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Consumer Discretionary Portfolio	144
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Consumer Discretionary Portfolio	610	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Consumer Discretionary Portfolio	8,286,380
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Consumer Discretionary Portfolio
Distributions to shareholders
Initial Class	$1,411,735	$2,242,603
Service Class 2	163,431	107,125
Investor Class	17,403,832	25,751,944
Total	$18,978,998	$28,101,672
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Consumer Discretionary Portfolio
Initial Class
Shares sold	9,134	44,140	$341,153	$1,586,919
Reinvestment of distributions	38,646	60,011	1,411,735	2,242,603
Shares redeemed	(55,314)	(182,942)	(1,994,491)	(6,725,455)
Net increase (decrease)	(7,534)	(78,791)	$(241,603)	$(2,895,933)
Service Class 2
Shares sold	9,738	62,605	$357,111	$2,270,287
Reinvestment of distributions	4,210	2,482	152,860	92,413
Shares redeemed	(9,573)	(38,523)	(338,575)	(1,431,286)
Net increase (decrease)	4,375	26,564	$171,396	$931,414
Investor Class
Shares sold	89,159	414,128	$3,304,153	$15,612,947
Reinvestment of distributions	480,238	693,748	17,403,832	25,751,944
Shares redeemed	(596,301)	(1,403,377)	(21,399,161)	(50,222,562)
Net increase (decrease)	(26,904)	(295,501)	$(691,176)	$(8,857,671)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Industrials Portfolio	99
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Consumer Discretionary Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.817358.121
VCONIC-SANN-0826
Fidelity® Variable Insurance Products:

VIP Communication Services Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Communication Services Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CHINA - 0.4%
Information Technology - 0.4%
Software - 0.4%
Knowledge Atlas Technology JSC Ltd H Shares (c)	5,000	1,341,349
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Kioxia Holdings Corp (a)	3,100	1,801,813
KOREA (SOUTH) - 0.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	65,400	746,868
Information Technology - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co Ltd	8,440	1,874,361
TOTAL KOREA (SOUTH)		2,621,229
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	1,000	1,989,440
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,800	2,769,906
UNITED STATES - 95.8%
Communication Services - 87.6%
Diversified Telecommunication Services - 3.9%
AT&T Inc	186,400	3,858,480
Comcast Corp Class A	83,200	2,042,560
Lumen Technologies Inc (a)	126,700	973,056
Space Exploration Technologies Corp (b)	4,000	649,268
Verizon Communications Inc	162,800	6,892,952
		14,416,316
Entertainment - 32.9%
Liberty Media Corp-Liberty Formula One Class C (a)	65,700	6,250,698
Lionsgate Studios Corp (a)(c)	506,900	7,760,639
Live Nation Entertainment Inc (a)(c)	65,000	11,902,150
Netflix Inc (a)	211,200	15,079,680
ROBLOX Corp Class A (a)	288,900	15,710,382
Roku Inc Class A (a)	39,900	5,511,786
Spotify Technology SA (a)	10,800	4,958,604
Take-Two Interactive Software Inc (a)	63,100	15,773,738
TKO Group Holdings Inc Class A (c)	34,600	6,965,326
Walt Disney Co/The	216,100	20,799,625
Warner Bros Discovery Inc (a)	466,500	12,436,890
		123,149,518
Interactive Media & Services - 44.4%
Alphabet Inc Class A	258,785	92,481,996
Alphabet Inc Class C	1,200	423,996
Meta Platforms Inc Class A	121,700	68,552,393
Reddit Inc Class A (a)	25,700	4,461,006
		165,919,391
Media - 6.4%
Charter Communications Inc Class A (a)(c)	13,400	1,905,614
Fox Corp Class A (c)	102,200	5,330,752
Fox Corp Class B	65,900	3,086,756
Magnite Inc (a)(c)	209,450	3,975,361
New York Times Co/The Class A (c)	58,500	4,093,830
Omnicom Group Inc (c)	37,800	2,752,974
Paramount Skydance Corp Class B	84,800	836,128
Trade Desk Inc (The) Class A (a)	112,500	2,034,000
		24,015,415
TOTAL COMMUNICATION SERVICES		327,500,640
Consumer Discretionary - 5.8%
Broadline Retail - 4.9%
Amazon.com Inc (a)	76,600	18,256,844
Specialty Retail - 0.9%
Warby Parker Inc Class A (a)(c)	111,806	3,392,194
TOTAL CONSUMER DISCRETIONARY		21,649,038
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 0.8%
Cerebras Systems Inc Class A (a)(c)	12,200	2,696,200
Cerebras Systems Inc Class B (b)	700	154,700
		2,850,900
Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc	13,000	3,761,680
Seagate Technology Holdings PLC	2,400	2,316,000
		6,077,680
TOTAL INFORMATION TECHNOLOGY		8,928,580
TOTAL UNITED STATES		358,078,258
TOTAL COMMON STOCKS (Cost $254,021,160)		368,601,995

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (a)(d)(e)	2,833	465,519
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (d)(e)	7,100	399,445
Information Technology - 0.7%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series E (d)(e)	19,700	430,051
Software - 0.6%
Anthropic PBC Series G (d)(e)	600	353,406
Anthropic PBC Series H (d)(e)	2,400	1,413,624
Databricks Inc Series L (d)(e)	1,071	213,257
OpenAI Group Pbc Series A-3 (d)(e)	168	115,532
OpenAI Group Pbc Series C (d)(e)	275	189,115
		2,284,934
TOTAL INFORMATION TECHNOLOGY		2,714,985
TOTAL UNITED STATES		3,579,949
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,013,232)		3,579,949

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	103	103
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	14,559,636	14,561,092
TOTAL MONEY MARKET FUNDS (Cost $14,561,195)			14,561,195

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $271,595,587)	386,743,139
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(12,761,727)
NET ASSETS - 100.0%	373,981,412

Legend

(a)	Non-income producing.
(b)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $803,968 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,579,949 or 1.0% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	155,482

Anthropic PBC Series H	5/28/2026	1,413,623

Astranis Space Technologies Corp Series E	2/10/2026	378,904

Databricks Inc Series L	12/18/2025	203,490

OpenAI Group Pbc Series A-3	8/4/2025	51,600

OpenAI Group Pbc Series C	3/27/2026	189,114

Waymo LLC Series C2	10/18/2024	221,543

Zipline International Inc Series H	12/3/2025	399,476

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,910,475	89,646,996	96,558,090	43,838	578	144	103	103	0.0%
Fidelity Securities Lending Cash Central Fund	7,464,634	118,792,542	111,696,084	22,973	-	-	14,561,092	14,559,636	0.0%
Total	14,375,109	208,439,538	208,254,174	66,811	578	144	14,561,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	328,247,508	327,598,240	649,268	-
Consumer Discretionary	21,649,038	21,649,038	-	-
Information Technology	18,705,449	14,874,575	3,830,874	-

Convertible Preferred Stocks
Consumer Discretionary	465,519	-	-	465,519
Industrials	399,445	-	-	399,445
Information Technology	2,714,985	-	-	2,714,985

Money Market Funds	14,561,195	14,561,195	-	-
Total Investments in Securities:	386,743,139	378,683,048	4,480,142	3,579,949
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,508,837) - See accompanying schedule:
Unaffiliated issuers (cost $257,034,392)	$372,181,944
Fidelity Central Funds (cost $14,561,195)	14,561,195

Total Investment in Securities (cost $271,595,587)		$386,743,139
Foreign currency held at value (cost $166)		177
Receivable for investments sold		15,360,298
Receivable for fund shares sold		38,708
Dividends receivable		201,059
Distributions receivable from Fidelity Central Funds		16,439
Other receivables		478
Total assets		402,360,298
Liabilities
Payable to custodian bank	$1,009,548
Payable for investments purchased	12,515,489
Payable for fund shares redeemed	59,473
Accrued management fee	208,078
Distribution and service plan fees payable	34
Other payables and accrued expenses	25,281
Collateral on securities loaned	14,560,983
Total liabilities		28,378,886
Net Assets		$373,981,412
Net Assets consist of:
Paid in capital		$210,708,482
Total accumulated earnings (loss)		163,272,930
Net Assets		$373,981,412

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($32,693,177 ÷ 1,140,224 shares)		$28.67
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($174,921 ÷ 6,119 shares)		$28.59
Investor Class :
Net Asset Value, offering price and redemption price per share ($341,113,314 ÷ 12,076,123 shares)		$28.25
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$1,170,197
Income from Fidelity Central Funds (including $22,973 from security lending)		66,811
Security lending		2,720
Total income		1,239,728
Expenses
Management fee	$1,300,269
Distribution and service plan fees	177
Custodian fees and expenses	12,463
Independent trustees' fees and expenses	458
Audit fees	21,355
Legal	656
Interest	4,712
Miscellaneous	526
Total expenses		1,340,616
Net Investment income (loss)		(100,888)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	52,432,030
Fidelity Central Funds	578
Foreign currency transactions	(53,219)
Total net realized gain (loss)		52,379,389
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(26,027,431)
Fidelity Central Funds	144
Assets and liabilities in foreign currencies	71
Total change in net unrealized appreciation (depreciation)		(26,027,216)
Net gain (loss)		26,352,173
Net increase (decrease) in net assets resulting from operations		$26,251,285
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(100,888)	$(137,381)
Net realized gain (loss)	52,379,389	32,361,188
Change in net unrealized appreciation (depreciation)	(26,027,216)	52,312,289
Net increase (decrease) in net assets resulting from operations	26,251,285	84,536,096
Distributions to shareholders	(30,743,448)	(24,773,852)

Share transactions - net increase (decrease)	(36,375,321)	117,725,338
Total increase (decrease) in net assets	(40,867,484)	177,487,582

Net Assets
Beginning of period	414,848,896	237,361,314
End of period	$373,981,412	$414,848,896

Financial Highlights
VIP Communication Services Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.00	$23.49	$17.88	$11.36	$19.25	$17.39
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	.01	(.04) D	(.04)	(.07)
Net realized and unrealized gain (loss)	1.83	7.65	6.05	6.56	(7.05)	2.74
Total from investment operations	1.83	7.66	6.06	6.52	(7.09)	2.67
Distributions from net realized gain	(2.16)	(2.15)	(.45)	-	(.80)	(.81)
Total distributions	(2.16)	(2.15)	(.45)	-	(.80)	(.81)
Net asset value, end of period	$28.67	$29.00	$23.49	$17.88	$11.36	$19.25
Total Return E,F,G	7.05%	34.39%	34.04%	57.39%	(38.14)%	15.65%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.60%	.61%	.66%	.68%	.66%
Expenses net of fee waivers, if any	.60 % J	.60%	.61%	.66%	.68%	.66%
Expenses net of all reductions, if any	.60% J	.60%	.61%	.66%	.68%	.66%
Net investment income (loss)	.02% J	.03%	.07%	(.24)% D	(.29)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$32,693	$37,242	$24,655	$23,566	$8,116	$18,332
Portfolio turnover rate K	141 % J	140%	73%	41%	37%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Communication Services Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$28.96	$20.54
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.07)
Net realized and unrealized gain (loss)	1.82	8.81
Total from investment operations	1.79	8.74
Distributions from net realized gain	(2.16)	(.32)
Total distributions	(2.16)	(.32)
Net asset value, end of period	$28.59	$28.96
Total Return D,E	6.91%	42.57%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.85% H	.85% H,I
Expenses net of fee waivers, if any	.85 % H	.85% H,I
Expenses net of all reductions, if any	.85% H	.85% H,I
Net investment income (loss)	(.23)% H	(.37)% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$175	$141
Portfolio turnover rate J	141 % H	140%

AFor the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Communication Services Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.61	$23.21	$17.69	$11.25	$19.08	$17.23
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.01)	- C	(.05) D	(.05)	(.08)
Net realized and unrealized gain (loss)	1.81	7.55	5.97	6.49	(6.98)	2.72
Total from investment operations	1.80	7.54	5.97	6.44	(7.03)	2.64
Distributions from net realized gain	(2.16)	(2.14)	(.45)	-	(.80)	(.79)
Total distributions	(2.16)	(2.14)	(.45)	-	(.80)	(.79)
Net asset value, end of period	$28.25	$28.61	$23.21	$17.69	$11.25	$19.08
Total Return E,F,G	7.04%	34.29%	33.89%	57.24%	(38.17)%	15.60%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.68% J	.68%	.69%	.74%	.76%	.73%
Expenses net of fee waivers, if any	.68 % J	.68%	.69%	.73%	.75%	.73%
Expenses net of all reductions, if any	.68% J	.68%	.69%	.73%	.75%	.73%
Net investment income (loss)	(.06)% J	(.05)%	(.02)%	(.32)% D	(.36)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$341,113	$377,466	$212,706	$173,263	$67,439	$135,821
Portfolio turnover rate K	141 % J	140%	73%	41%	37%	66%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.38)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Communication Services Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$129,819,831
Gross unrealized depreciation	(17,612,839)
Net unrealized appreciation (depreciation)	$112,206,992
Tax cost	$274,536,147

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Communication Services Portfolio	279,861,480	341,860,976
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$177

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Communication Services Portfolio	3,758

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Communication Services Portfolio	Borrower	2,894,267	3.88%	4,685

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Communication Services Portfolio	12,215,900	31,051,723	11,778,863
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Communication Services Portfolio	250
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Communication Services Portfolio	2,918	91	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Communication Services Portfolio	10,362,973

Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Communication Services Portfolio	233,000	4.14%	27
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Communication Services Portfolio
Distributions to shareholders
Initial Class	2,601,352	2,377,581
Service Class 2	10,492	1,577
Investor Class	28,131,604	22,394,694
Total	$30,743,448	$24,773,852

A Distributions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025 A	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Communication Services Portfolio
Initial Class
Shares sold	90,205	553,014	$2,582,965	$14,448,830
Reinvestment of distributions	99,937	96,655	2,601,352	2,377,581
Shares redeemed	(334,095)	(415,101)	(9,380,634)	(9,933,514)
Net increase (decrease)	(143,953)	234,568	$(4,196,317)	$6,892,897
Service Class 2
Shares sold	1,251	4,869	$36,653	$100,000
Shares redeemed	(1)	-	(37)	-
Net increase (decrease)	1,250	4,869	$36,616	$100,000
Investor Class
Shares sold	802,526	5,833,742	$22,505,514	$151,896,137
Reinvestment of distributions	1,096,749	920,195	28,131,604	22,394,694
Shares redeemed	(3,014,796)	(2,725,292)	(82,852,738)	(63,558,390)
Net increase (decrease)	(1,115,521)	4,028,645	$(32,215,620)	$110,732,441

A Share transactions for Service Class 2 are for the period April 25, 2025 (commencement of sale of shares) through December 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Communication Services Portfolio	99
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Communication Services Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.851007.119
VTELP-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026